UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.0%
Industrial - 12.4%
Basic - 1.2%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	795	$825,034
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		855	895,715
Dow Chemical Co. (The)
4.125%, 11/15/21		360	388,724
5.25%, 11/15/41		350	376,248
7.60%, 5/15/14		198	215,052
8.55%, 5/15/19		490	660,810
International Paper Co.
4.75%, 2/15/22		235	261,834
7.95%, 6/15/18		830	1,066,091
Vale SA
5.625%, 9/11/42		1,370	1,396,016

			6,085,524

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)		223	216,779
Embraer SA
5.15%, 6/15/22		369	405,900
Owens Corning
6.50%, 12/01/16 (b)		955	1,068,430
Republic Services, Inc.
5.25%, 11/15/21		508	589,865
5.50%, 9/15/19		753	891,763

			3,172,737

Communications - Media - 2.6%
CBS Corp.
5.75%, 4/15/20		710	834,720
8.875%, 5/15/19		530	712,983
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,439	2,137,945
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		715	721,294
4.60%, 2/15/21		565	611,659
4.75%, 10/01/14		525	558,135
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a) (c)		431	477,333
News America, Inc.
6.15%, 3/01/37-2/15/41		893	1,071,110
6.55%, 3/15/33		142	166,432
9.25%, 2/01/13		310	310,000
Omnicom Group, Inc.
3.625%, 5/01/22		460	472,359
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,193	1,522,362
Time Warner Cable, Inc.
5.00%, 2/01/20		740	845,967
7.50%, 4/01/14		1,055	1,136,509

	Principal Amount (000)		U.S. $ Value
Time Warner Entertainment Co. LP
8.375%, 3/15/23	U.S.$	325	$454,353
WPP Finance UK
8.00%, 9/15/14		1,185	1,304,642

			13,337,803

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20		1,185	1,314,121
AT&T, Inc.
4.45%, 5/15/21		646	728,058
5.35%, 9/01/40		233	255,345
British Telecommunications PLC
2.00%, 6/22/15		576	590,200
5.95%, 1/15/18		193	229,699
Deutsche Telekom International Finance
BV
4.875%, 3/06/42 (a)		1,170	1,199,607
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	134,536
Telecom Italia Capital SA
6.375%, 11/15/33	U.S.$	110	112,686
7.175%, 6/18/19		515	613,700
Telefonica Emisiones SAU
5.462%, 2/16/21		520	563,044
United States Cellular Corp.
6.70%, 12/15/33		775	809,345

			6,550,341

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		2,155	2,362,514
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		1,010	1,098,620

			3,461,134

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21		600	671,840
7.625%, 4/15/31		1,285	1,738,451
Viacom, Inc.
5.625%, 9/15/19		240	283,319

			2,693,610

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		1,370	1,371,749

Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		1,315	1,361,195

Consumer Non-Cyclical - 1.3%
Actavis, Inc.
3.25%, 10/01/22		487	485,986

	Principal Amount (000)		U.S. $ Value
Ahold Finance USA LLC
6.875%, 5/01/29	U.S.$	1,275	$1,603,476
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		130	141,321
5.875%, 5/15/13		965	978,024
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		310	318,082
ConAgra Foods, Inc.
3.20%, 1/25/23		400	400,505
Kroger Co. (The)
3.40%, 4/15/22		966	982,048
Reynolds American, Inc.
3.25%, 11/01/22		616	609,633
Tyson Foods, Inc.
4.50%, 6/15/22		1,370	1,473,318

			6,992,393

Energy - 2.4%
Anadarko Petroleum Corp.
6.45%, 9/15/36		401	480,147
Encana Corp.
3.90%, 11/15/21		1,625	1,715,852
Marathon Petroleum Corp.
3.50%, 3/01/16		180	192,202
5.125%, 3/01/21		889	1,022,492
Nabors Industries, Inc.
9.25%, 1/15/19		1,013	1,283,753
Noble Energy, Inc.
8.25%, 3/01/19		1,232	1,593,176
Noble Holding International Ltd.
4.90%, 8/01/20		108	119,723
Phillips 66
4.30%, 4/01/22		1,375	1,507,322
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		1,375	1,518,377
Transocean, Inc.
2.50%, 10/15/17		604	606,061
Valero Energy Corp.
6.125%, 2/01/20		770	925,803
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		630	674,165
6.00%, 3/15/18		91	103,834
9.625%, 3/01/19		605	788,652

			12,531,559

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20		217	243,988
Baidu, Inc.
2.25%, 11/28/17		363	363,291
Hewlett-Packard Co.
4.65%, 12/09/21		616	619,295
Intel Corp.
4.80%, 10/01/41		490	512,378
Motorola Solutions, Inc.
7.50%, 5/15/25		30	37,335

	Principal Amount (000)		U.S. $ Value
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	U.S.$	1,365	$1,391,316

			3,167,603

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		730	780,458
5.75%, 12/15/16		490	551,637

			1,332,095

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		1,490	1,534,317
Con-way, Inc.
6.70%, 5/01/34		367	384,278
Ryder System, Inc.
5.85%, 11/01/16		383	431,810
7.20%, 9/01/15		369	420,733

			2,771,138

			64,828,881

Financial Institutions - 11.8%
Banking - 7.6%
Bank of America Corp.
5.875%, 2/07/42		1,012	1,229,773
7.375%, 5/15/14		1,050	1,132,505
7.625%, 6/01/19		1,035	1,316,127
Series L
5.65%, 5/01/18		390	450,329
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	860	1,313,009
7.625%, 11/21/22	U.S.$	810	798,862
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		315	355,586
5.70%, 11/15/14		1,655	1,795,687
Citigroup, Inc.
5.375%, 8/09/20		723	844,854
8.50%, 5/22/19		1,495	1,993,744
Compass Bank
5.50%, 4/01/20		1,339	1,363,848
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		623	623,220
Countrywide Financial Corp.
6.25%, 5/15/16		62	68,664
DNB Bank ASA
3.20%, 4/03/17 (a)		1,365	1,447,352
Fifth Third Bancorp
3.50%, 3/15/22		525	543,307
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		630	734,348
6.00%, 6/15/20		1,430	1,687,088
Series G
7.50%, 2/15/19		990	1,244,422
HSBC Holdings PLC
4.00%, 3/30/22		1,430	1,523,023

	Principal Amount (000)		U.S. $ Value
5.10%, 4/05/21	U.S.$	839	$970,020
ING Bank NV
2.00%, 9/25/15 (a)		1,360	1,386,168
JPMorgan Chase & Co.
4.40%, 7/22/20		1,165	1,286,039
4.50%, 1/24/22		520	572,981
Series 1
7.90%, 4/30/18		747	859,349
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		282	309,064
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		668	716,630
Morgan Stanley
Series G
5.50%, 7/24/20-7/28/21		1,888	2,116,962
6.625%, 4/01/18		995	1,172,192
Murray Street Investment Trust I
4.647%, 3/09/17		125	135,373
National Capital Trust II
5.486%, 3/23/15 (a)		372	375,530
Nationwide Building Society
6.25%, 2/25/20 (a)		1,415	1,634,466
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		346	409,184
Santander US Debt SAU
2.991%, 10/07/13 (a)		1,500	1,509,645
Societe Generale SA
2.50%, 1/15/14 (a)		695	703,618
SouthTrust Corp.
5.80%, 6/15/14		1,470	1,563,889
Standard Chartered PLC
4.00%, 7/12/22 (a)		1,310	1,342,619
UBS AG/Stamford CT
7.625%, 8/17/22		620	681,219
UFJ Finance Aruba AEC
6.75%, 7/15/13		172	176,726
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	584,376
Vesey Street Investment Trust I
4.404%, 9/01/16		335	361,017

			39,332,815

Finance - 0.4%
General Electric Capital Corp.
4.65%, 10/17/21		544	604,994
SLM Corp.
7.25%, 1/25/22		825	921,937
Series A
5.375%, 5/15/14		710	743,208

			2,270,139

Insurance - 2.8%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		650	771,248

	Principal Amount (000)		U.S. $ Value
Allstate Corp. (The)
6.125%, 5/15/37	U.S.$	905	$951,381
American International Group, Inc.
4.875%, 6/01/22		755	841,702
6.40%, 12/15/20		680	832,534
Coventry Health Care, Inc.
5.95%, 3/15/17		295	341,242
6.125%, 1/15/15		115	125,147
6.30%, 8/15/14		900	969,134
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		542	724,065
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		280	295,381
5.125%, 4/15/22		435	491,420
5.50%, 3/30/20		726	830,222
Humana, Inc.
6.45%, 6/01/16		130	149,523
7.20%, 6/15/18		825	1,009,935
Lincoln National Corp.
8.75%, 7/01/19		361	482,081
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		300	462,193
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		590	731,600
MetLife, Inc.
7.717%, 2/15/19		358	467,462
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		1,190	1,716,901
Prudential Financial, Inc.
5.625%, 6/15/43		920	948,750
WellPoint, Inc.
3.30%, 1/15/23		486	486,528
XL Group PLC
5.25%, 9/15/14		824	873,696

			14,502,145

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		998	1,063,070

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21		1,410	1,633,832
Health Care REIT, Inc.
5.25%, 1/15/22		1,410	1,576,816
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		845	881,337

			4,091,985

			61,260,154

Utility - 3.4%
Electric - 1.3%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)		870	976,934
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	293,772

	Principal Amount (000)		U.S. $ Value
FirstEnergy Corp.
Series C
7.375%, 11/15/31	U.S.$	279	$348,679
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		1,115	1,386,122
Nisource Finance Corp.
6.80%, 1/15/19		1,465	1,774,439
Pacific Gas & Electric Co.
4.50%, 12/15/41		530	556,973
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		283	291,602
TECO Finance, Inc.
4.00%, 3/15/16		310	333,428
5.15%, 3/15/20		380	438,929
Union Electric Co.
6.70%, 2/01/19		140	174,741
Wisconsin Energy Corp.
6.25%, 5/15/67		140	152,250

			6,727,869

Natural Gas - 2.1%
DCP Midstream LLC
5.35%, 3/15/20 (a)		396	430,446
Energy Transfer Partners LP
6.70%, 7/01/18		411	494,718
7.50%, 7/01/38		909	1,142,398
Enterprise Products Operating LLC
5.20%, 9/01/20		235	274,723
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,523,116
4.15%, 3/01/22		339	361,289
ONEOK, Inc.
4.25%, 2/01/22		1,345	1,434,515
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365	1,473,408
TransCanada PipeLines Ltd.
6.35%, 5/15/67		1,670	1,780,140
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,209	1,190,617
Williams Partners LP
5.25%, 3/15/20		733	838,642

			10,944,012

			17,671,881

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		977	1,089,355
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		1,045	1,144,921

			2,234,276

Total Corporates - Investment Grades (cost $132,487,386)			145,995,192

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 21.8%
Agency Fixed Rate 30-Year - 17.5%
Federal Home Loan Mortgage Corp. Gold
4.50%, 12/01/39	U.S.$	9,426	$10,029,671
5.50%, 4/01/38		1,711	1,850,897
Series 2005
5.50%, 1/01/35		905	985,111
Series 2007
5.50%, 7/01/35		125	136,615
Federal National Mortgage Association
3.00%, TBA		12,810	13,228,326
3.50%, TBA		10,950	11,547,117
4.00%, TBA		9,650	10,256,141
4.50%, TBA		7,740	8,305,987
6.00%, TBA		380	414,794
5.50%, 1/01/35-6/01/38		6,894	7,505,034
6.00%, 2/01/38-7/01/39		4,865	5,322,795
Series 2003
5.00%, 11/01/33		119	128,786
5.50%, 4/01/33-7/01/33		937	1,028,503
Series 2004
5.50%, 4/01/34-11/01/34		536	586,767
6.00%, 9/01/34		202	224,032
Series 2005
4.50%, 8/01/35		347	372,853
5.50%, 2/01/35		399	438,438
Series 2006
5.00%, 2/01/36		324	351,768
5.50%, 4/01/36		886	966,490
6.00%, 2/01/36		1,423	1,581,343
Series 2007
4.50%, 9/01/35		307	330,749
5.00%, 11/01/35-7/01/36		3,953	4,273,552
5.50%, 8/01/37		3,416	3,749,051
Series 2008
6.00%, 3/01/37-5/01/38		5,318	5,843,686
Series 2010
6.00%, 2/01/40-4/01/40		1,259	1,376,563
Government National Mortgage Association Series 1999
8.15%, 9/15/20		132	142,090

			90,977,159

Agency Fixed Rate 15-Year - 3.1%
Federal National Mortgage Association
3.00%, TBA		5,310	5,574,671
4.50%, TBA		3,460	3,716,797
4.50%, 3/01/25-6/01/26		6,341	6,840,495
Government National Mortgage Association
Series 2001
7.50%, 12/15/14		75	75,745

			16,207,708

	Principal Amount (000)		U.S. $ Value
Agency ARMs - 1.2%
Federal Home Loan Mortgage Corp.
2.384%, 11/01/35 (b)	U.S.$	1,671	$1,781,772
2.847%, 5/01/38 (d)		846	909,880
Series 2006
2.377%, 3/01/34 (d)		362	385,220
2.979%, 1/01/37 (b)		95	101,224
Series 2007
3.305%, 3/01/37 (b)		1,243	1,307,156
Federal National Mortgage Association
Series 2007
2.34%, 3/01/34 (d)		1,246	1,328,895
3.013%, 8/01/37 (d)		466	498,989

			6,313,136

Total Mortgage Pass-Throughs (cost $111,066,072)			113,498,003

GOVERNMENTS - TREASURIES - 19.7%
United States - 19.7%
U.S. Treasury Bonds
2.75%, 8/15/42		805	741,355
3.00%, 5/15/42		2,755	2,679,238
3.125%, 2/15/42		1,120	1,118,251
4.50%, 2/15/36		7,119	9,011,959
4.625%, 2/15/40		9,825	12,741,797
5.375%, 2/15/31		1,385	1,910,868
U.S. Treasury Notes
0.50%, 7/31/17		3,340	3,300,598
0.625%, 8/31/17-11/30/17		4,405	4,367,030
0.75%, 6/30/17		2,245	2,245,700
0.875%, 11/30/16-1/31/17		6,300	6,359,118
1.00%, 8/31/16		34,080	34,628,484
1.50%, 6/30/16		10,090	10,430,537
1.625%, 11/15/22		4,625	4,477,578
1.75%, 5/15/22		595	588,121
2.00%, 11/15/21		7,815	7,956,037

Total Governments - Treasuries (cost $98,123,262)			102,556,671

ASSET-BACKED SECURITIES - 12.1%
Autos - Fixed Rate - 6.8%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14		745	746,291
Series 2012-5, Class A2
0.45%, 7/15/15		805	804,862
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)		1,560	1,567,685
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15		319	320,077
Series 2012-4, Class A2
0.49%, 4/08/16		2,025	2,025,397

	Principal Amount (000)		U.S. $ Value
Series 2013-1, Class A2
0.49%, 6/08/16	U.S.$	1,161	$1,161,128
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,017,634
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		930	937,800
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		999	999,063
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		715	719,359
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		597	600,746
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		1,124	1,125,916
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	1,650	1,659,101
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		873	875,276
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	1,521	1,521,637
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		895	902,178
Series 2012-D, Class B
1.01%, 5/15/18		440	437,344
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		3,080	3,079,937
Series 2013-1, Class A1
0.85%, 1/15/18		1,237	1,236,869
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		1,900	1,899,402
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		594	594,597
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		1,428	1,425,969
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		1,645	1,646,640
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		1,074	1,076,356
Series 2012-B, Class A2A
0.45%, 6/15/15		685	684,751

	Principal Amount (000)		U.S. $ Value
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)	U.S.$	1,725	$1,731,160
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		1,470	1,479,054
Series 2012-6, Class A2
0.47%, 9/15/15		600	599,996
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		910	910,599
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		1,631	1,640,186

			35,427,010

Credit Cards - Fixed Rate - 3.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		2,910	2,916,991
Series 2012-5, Class A
0.59%, 5/15/18		1,580	1,580,362
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 9/16/24		1,355	1,327,632
Series 2012-A8, Class A8
0.54%, 10/16/17		1,310	1,307,822
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		1,585	1,581,918
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		791	795,378
Series 2012-A3, Class A3
0.86%, 11/15/17		891	895,616
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		1,570	1,566,335
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		1,445	1,455,830
Series 2012-7, Class A
1.76%, 9/15/22		1,245	1,229,620
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		890	902,308

			15,559,812

Autos - Floating Rate - 1.0%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.606%, 9/15/17 (a)(b)		2,040	2,037,182

	Principal Amount (000)		U.S. $ Value
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.695%, 6/20/17 (b)	U.S.$	2,895	$2,909,637

			4,946,819

Other ABS - Fixed Rate - 0.7%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (a)	CAD	238	239,033
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)	U.S.$	773	774,957
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		310	310,584
Series 2012-A, Class A3
0.94%, 5/15/17		1,061	1,068,117
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		567	568,600
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		602	603,412

			3,564,703

Credit Cards - Floating Rate - 0.6%
Gracechurch Card Funding PLC	EUR	1,235	1,695,264
Series 2012-1A, Class A2
0.911%, 2/15/17 (a)(b)
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.776%, 3/18/14 (a)(b)	U.S.$	1,571	1,574,001

			3,269,265

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		72	73,373
Credit-Based Asset Servicing and
Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		162	160,379
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (e)(f)		18	0

			233,752

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.329%, 12/25/32 (b)		78	75,539

	Principal Amount (000)		U.S. $ Value
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.465%, 1/20/35 (b)	U.S.$	101	$99,809

			175,348

Total Asset-Backed Securities (cost $63,058,742)			63,176,709

AGENCIES - 8.2%
Agency Debentures - 8.2%
Federal Farm Credit Bank
0.234%, 9/29/14(b)		13,510	13,519,998
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		6,359	6,535,055
Federal National Mortgage Association
6.25%, 5/15/29		8,610	12,084,824
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		12,340	10,750,509

Total Agencies (cost $39,878,342)			42,890,386

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.4%
Non-Agency Fixed Rate CMBS - 6.1%
Bear Stearns Commercial Mortgage Securities, Inc
Series 2006-T24, Class AJ
5.598%, 10/12/41		545	528,216
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,130	2,418,836
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.786%, 6/15/38		2,850	3,215,071
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.803%, 5/15/46		1,200	1,398,800
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.24%, 4/10/37		775	659,648
Series 2007-GG9, Class A4
5.444%, 3/10/39		2,495	2,841,194
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		2,680	2,857,676
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		1,860	1,873,464
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,335	2,640,056
Series 2006-CB16, Class A4
5.552%, 5/12/45		1,810	2,060,173
Series 2007-LD11, Class A4
5.812%, 6/15/49		2,193	2,529,156
Series 2007-LD12, Class AM

	Principal Amount (000)		U.S. $ Value
6.002%, 2/15/51	U.S.$	795	$891,143
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,073	1,120,187
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,047	1,065,464
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.894%, 6/12/46		220	251,494
Series 2007-9, Class A4
5.70%, 9/12/49		2,940	3,402,168
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		1,047	1,047,126
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.376%, 11/01/31 (a)(g)(h)		7,583	134,500
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.875%, 12/15/45		877	888,530

			31,822,902

Non-Agency Floating Rate CMBS - 0.3%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.908%, 12/05/31 (a)(b)		685	685,000
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)(b)		890	887,773

			1,572,773

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39
0.092%, 7/16/46 (d)(h)		4,775	45,567

Total Commercial Mortgage-Backed Securities (cost $31,711,168)			33,441,242

CORPORATES - NON-INVESTMENT GRADES - 2.0%
Industrial - 1.0%
Basic - 0.3%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		405	534,600
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		107	107,669
LyondellBasell Industries NV
5.75%, 4/15/24		766	886,645

			1,528,914

Capital Goods - 0.3%
B/E Aerospace, Inc.
5.25%, 4/01/22		825	868,312

	Principal Amount (000)		U.S. $ Value
Ball Corp.
5.00%, 3/15/22	U.S.$	820	$869,200

			1,737,512

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	594,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		825	876,563

			1,470,613

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		228	240,540

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		395	422,650

			5,400,229

Financial Institutions - 0.9%
Banking - 0.8%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	340	387,788
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	1,335	1,348,350
Danske Bank A/S
5.684%, 2/15/17	GBP	528	783,395
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	635	675,715
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19	EUR	385	731,959

			3,927,207

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	U.S.$	552	606,331

			4,533,538

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		440	490,335

Total Corporates - Non-Investment Grades (cost $9,250,375)			10,424,102

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		839	935,485

	Principal Amount (000)		U.S. $ Value
Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	U.S.$	790	$961,825

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		1,385	1,629,026

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		1,365	1,428,113

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		1,365	1,446,900

Total Quasi-Sovereigns (cost $5,728,567)			6,401,349

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Non-Agency Fixed Rate - 0.6%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.731%, 5/25/35		1,073	1,036,271
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.919%, 7/25/36		1,291	864,573
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32		1,157	1,027,730

			2,928,574

Non-Agency Floating Rate - 0.2%
Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.872%, 2/25/47 (b)		1,557	1,160,124

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.75%, 5/28/35		65	56,524

Total Collateralized Mortgage Obligations (cost $5,148,322)			4,145,222

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Republic of Indonesia
5.25%, 1/17/42 (a)		294	325,237

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (a)		1,108	1,259,054

Total Governments - Sovereign Bonds (cost $1,386,086)			1,584,291

Company	Shares		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $986,021)		970	$1,423,456

SHORT-TERM INVESTMENTS - 6.8%
Investment Companies - 4.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (i) (cost $20,595,603)		20,595,603	20,595,603

	Principal Amount (000)
Treasury Bill - 2.8%
Japan Treasury Discount Bill
Series 321
Zero Coupon, 2/12/13
(cost $16,147,067)	JPY	1,330,000	14,543,852

Total Short-Term Investments
(cost $36,742,670)			35,139,455

Total Investments - 107.6%
(cost $535,567,013) (j)			560,676,078
Other assets less liabilities - (7.6)% (k)			(39,746,549)

Net Assets - 100.0%			$520,929,529

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
UK Long Gilt Bond Futures	32	March 2013	$5,927,943	$5,906,011	$(21,932)
Sold Contracts
U.S. T-Note 2 Yr Futures	16	March 2013	3,526,503	3,526,750	(247)

					$(22,179)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	425,855	USD	5,051	2/08/13	$394,379
Barclays Bank PLC Wholesale	USD	5,515	MXN	70,890	2/28/13	47,474
BNP Paribas SA	GBP	2,176	USD	3,490	2/28/13	40,488
BNP Paribas SA	CAD	2,643	USD	2,634	3/14/13	(13,044)
Calyon	EUR	551	USD	748	2/28/13	(333)
Citibank, NA	JPY	1,330,000	USD	16,153	2/12/13	1,607,525

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	JPY	255,789	USD	2,883	2/08/13	$86,200
Goldman Sachs Capital Markets LP	EUR	3,354	USD	4,476	2/28/13	(78,347)
Goldman Sachs Capital Markets LP	MXN	3,998	USD	312	2/28/13	(1,668)
Royal Bank of Canada	CAD	2,881	USD	2,866	3/14/13	(20,694)
Royal Bank of Scotland PLC	JPY	27,357	USD	318	2/08/13	18,682
Royal Bank of Scotland PLC	GBP	1,690	USD	2,690	2/28/13	10,953
Royal Bank of Scotland PLC	USD	2,690	EUR	2,012	2/28/13	41,725

						$2,133,340

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA		$6,230	2/7/22	2.043%	3 Month LIBOR	$(133,558)
JPMorgan Chase Bank, NA		5,590	1/30/17	1.059%	3 Month LIBOR	(63,037)
Morgan Stanley Capital Services LLC	EUR	4,210	1/16/23	1.778%	6 Month EURIBOR	61,858

						$(134,737)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%
9/15/16, 9/20/17*	1.00%	1.46%	$1,360	$(26,948)	$(44,350)	$17,402

*	Termination date

CROSS CURRENCY SWAP CONTRACTS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$(35,108)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $60,843,796 or 11.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2013.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2013.
(d)	Variable rate coupon, rate shown as of January 31, 2013.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of January 31, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Trust Series 2007- A, Class A
9.79%, 3/25/37	4/04/07	$17,607	$	– 0	–	0.00%

(g)	Illiquid security.
(h)	IO - Interest Only
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,305,998 and gross unrealized depreciation of investments was $(4,196,933), resulting in net unrealized appreciation of $25,109,065.
(k)	An amount of U.S. $155,218 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$145,995,192		$	– 0	–	$145,995,192
Mortgage Pass - Throughs		– 0	–	113,498,003			– 0	–	113,498,003
Governments - Treasuries		– 0	–	102,556,671			– 0	–	102,556,671
Asset-Backed Securities		875,276		58,327,630			3,973,803^		63,176,709
Agencies		– 0	–	42,890,386			– 0	–	42,890,386
Commercial Mortgage - Backed Securities		1,572,773		27,125,806			4,742,663		33,441,242
Corporates - Non-Investment Grades		– 0	–	10,424,102			– 0	–	10,424,102
Quasi-Sovereigns		– 0	–	6,401,349			– 0	–	6,401,349
Collateralized Mortgage Obligations		– 0	–	56,524			4,088,698		4,145,222
Governments - Sovereign Bonds		– 0	–	1,584,291			– 0	–	1,584,291
Local Governments - Municipal Bonds		– 0	–	1,423,456			– 0	–	1,423,456
Short-Term Investments:
Investment Companies		20,595,603		– 0	–		– 0	–	20,595,603
Treasury Bill		– 0	–	14,543,852			– 0	–	14,543,852

Total Investments in Securities		23,043,652		524,827,262			12,805,164		560,676,078
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	2,247,426			– 0	–	2,247,426
Interest Rate Swap Contracts		– 0	–	61,858			– 0	–	61,858
Credit Default Swap Contracts		– 0	–	17,402			– 0	–	17,402
Liabilities:
Futures Contracts		(22,179)		– 0	–		– 0	–	(22,179)
Forward Currency Exchange Contracts		– 0	–	(114,086)			– 0	–	(114,086)
Interest Rate Swap Contracts		– 0	–	(196,595)			– 0	–	(196,595)
Cross Currency Swap Contracts		– 0	–	– 0	–		(35,108)		(35,108)

Total+		$23,021,473		$526,843,267			$12,770,056		$562,634,796

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	The Portfolio held a security with zero market value at period end.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/12	$4,604,472		$4,520,594		$4,103,727
Accrued discounts/(premiums)	49		(1,771)		161
Realized gain (loss)	5,963		20,755		(491,365)
Change in unrealized appreciation/depreciation	(2,778)		598,368		741,635
Purchases	– 0	–	(57,742)		– 0	–
Sales	(633,903)		(337,541)		(265,460)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/13	$3,973,803		$4,742,663		$4,088,698

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(2,778)		$598,368		$206,276

	Cross Currency Swap Contracts		Total
Balance as of 10/31/12	$42,874		$13,271,667
Accrued discounts/(premiums)	– 0	–	(1,561)
Realized gain (loss)	– 0	–	(464,647)
Change in unrealized appreciation/depreciation	(77,982)		1,259,243
Purchases	– 0	–	(57,742)
Sales	– 0	–	(1,236,904)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/13	$(35,108)		$12,770,056

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(77,982)		$723,884

^	The Portfolio held a security with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolios Level 3 investments at January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 01/31/2013	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	3,973,803	Third Party Vendor Qualitative Assessment	Evaluated Quotes	$96.66 - $102.57 $0.00
Commercial Mortgage-Backed Securities	4,742,663	Third Party Vendor	Evaluated Quotes	$1.77 - $115.31
Collateralized Mortgage Obligations	4,088,698	Third Party Vendor	Evaluated Quotes	$66.99 - $96.57
Cross Currency Swaps	(35,108)	Bloomberg Vendor Model	Bloomberg Currency Swap Curves	N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Inflation Strategy

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 96.1%
United States - 96.1%
U.S. Treasury Inflation Index
0.125%, 4/15/16-7/15/22 (TIPS)	U.S.$	58,579	$63,145,078
0.625%, 7/15/21 (TIPS)		25,765	29,197,266
1.25%, 7/15/20 (TIPS) (a)		22,183	26,272,479
1.375%, 7/15/18 (TIPS)		14,650	17,122,119
1.375%, 1/15/20 (TIPS) (a)		5,244	6,209,329
1.625%, 1/15/15 (TIPS) (a)		4,794	5,130,070
1.625%, 1/15/18 (TIPS)		4,487	5,222,180
1.875%, 7/15/15-7/15/19 (TIPS)		24,928	28,441,753
2.00%, 7/15/14 (TIPS) (a)		43,414	46,055,636
2.00%, 1/15/16 (TIPS)		4,478	5,001,394
2.125%, 1/15/19 (TIPS)		10,964	13,333,816
2.375%, 1/15/25 (TIPS)		360	481,298
2.50%, 7/15/16 (TIPS) (a)		20,318	23,512,927
2.625%, 7/15/17 (TIPS) (a)		23,988	28,855,026
3.375%, 4/15/32 (TIPS)		928	1,497,497

Total Inflation-Linked Securities (cost $290,945,867)			299,477,868

CORPORATES - INVESTMENT GRADES - 14.8%
Industrial - 7.6%
Basic - 0.8%
Alcoa, Inc.
5.40%, 4/15/21		265	275,011
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		225	235,715
Dow Chemical Co. (The)
4.125%, 11/15/21		325	350,931
5.25%, 11/15/41		185	198,874
7.60%, 5/15/14		11	11,947
8.55%, 5/15/19		67	90,356
International Paper Co.
4.75%, 2/15/22		610	679,653
Vale SA
5.625%, 9/11/42		595	606,299

			2,448,786

Capital Goods - 0.2%
ADT Corp. (The)
3.50%, 7/15/22 (b)		91	88,461
CRH America, Inc.
5.75%, 1/15/21		230	255,258
Embraer SA
5.15%, 6/15/22		147	161,700
Republic Services, Inc.
3.80%, 5/15/18		8	8,780
5.25%, 11/15/21		150	174,173

			688,372

Communications - Media - 1.4%
CBS Corp.
3.375%, 3/01/22		137	138,884
5.75%, 4/15/20		325	382,090

	Principal Amount (000)		U.S. $ Value
8.875%, 5/15/19	U.S.$	25	$33,631
Comcast Corp.
5.15%, 3/01/20		210	244,460
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		545	549,797
4.60%, 2/15/21		140	151,561
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b)(c)		215	238,113
NBCUniversal Media LLC
4.375%, 4/01/21		205	225,797
News America, Inc.
3.00%, 9/15/22		270	267,654
6.15%, 3/01/37-2/15/41		331	396,298
Omnicom Group, Inc.
3.625%, 5/01/22		163	167,380
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		460	586,996
Time Warner Cable, Inc.
4.125%, 2/15/21		180	194,017
5.00%, 2/01/20		35	40,012
7.50%, 4/01/14		70	75,408
8.75%, 2/14/19		25	33,388
WPP Finance 2010
4.75%, 11/21/21		677	728,598

			4,454,084

Communications - Telecommunications - 1.3%
American Tower Corp.
3.50%, 1/31/23		300	292,932
4.70%, 3/15/22		395	425,776
5.05%, 9/01/20		35	38,814
AT&T, Inc.
3.00%, 2/15/22		215	217,807
5.35%, 9/01/40		280	306,853
Bell Canada
4.85%, 6/30/14	CAD	25	26,127
British Telecommunications PLC
2.00%, 6/22/15	U.S.$	208	213,128
5.95%, 1/15/18		316	376,087
Deutsche Telekom International Finance BV
4.875%, 3/06/42(b)		425	435,755
8.75%, 6/15/30(d)		150	218,927
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	56,919
Telecom Italia Capital SA
7.175%, 6/18/19	U.S.$	170	202,580
Telefonica Emisiones SAU
5.462%, 2/16/21		165	178,658
United States Cellular Corp.
6.70%, 12/15/33		110	114,875
Verizon Communications, Inc.
7.35%, 4/01/39		300	419,857
Vodafone Group PLC
6.15%, 2/27/37		335	429,473

			3,954,568

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
5.00%, 5/15/18	U.S.$	645	$707,110
Harley-Davidson Funding Corp.
5.75%, 12/15/14(b)		30	32,632

			739,742

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
3.40%, 6/15/22		985	1,010,036

Consumer Cyclical - Other - 0.1%
Marriott International, Inc./DE
3.00%, 3/01/19		263	273,097
Series J
5.625%, 2/15/13		125	125,160

			398,257

Consumer Cyclical - Retailers - 0.2%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		635	657,307

Consumer Non-Cyclical - 0.7%
Actavis, Inc.
3.25%, 10/01/22		215	214,552
Ahold Finance USA LLC
6.875%, 5/01/29		25	31,441
Altria Group, Inc.
4.75%, 5/05/21		195	216,829
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		125	135,886
8.50%, 6/15/19		75	96,948
ConAgra Foods, Inc.
3.20%, 1/25/23		233	233,294
Kroger Co. (The)
3.40%, 4/15/22		414	420,878
Reynolds American, Inc.
3.25%, 11/01/22		284	281,065
Tyson Foods, Inc.
4.50%, 6/15/22		585	629,118

			2,260,011

Energy - 1.4%
Encana Corp.
3.90%, 11/15/21		630	665,223
Marathon Petroleum Corp.
3.50%, 3/01/16		9	9,610
5.125%, 3/01/21		575	661,342
Nabors Industries, Inc.
9.25%, 1/15/19		175	221,774
Noble Energy, Inc.
4.15%, 12/15/21		127	137,459
8.25%, 3/01/19		387	500,454
Phillips 66
4.30%, 4/01/22		435	476,862
Reliance Holdings USA, Inc.
5.40%, 2/14/22(b)		670	739,864

	Principal Amount (000)		U.S. $ Value
Transocean, Inc.
2.50%, 10/15/17	U.S.$	263	$263,897
Valero Energy Corp.
6.125%, 2/01/20		211	253,694
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		305	326,381
9.625%, 3/01/19		70	91,249

			4,347,809

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,871
Baidu, Inc.
2.25%, 11/28/17		237	237,190
Hewlett-Packard Co.
4.65%, 12/09/21		165	165,883
Intel Corp.
4.80%, 10/01/41		225	235,276
Motorola Solutions, Inc.
3.75%, 5/15/22		320	320,858
7.50%, 5/15/25		195	242,675
Oracle Corp.
3.875%, 7/15/20		205	228,533
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		495	504,543

			1,942,829

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14		35	37,419

Transportation - Railroads - 0.2%
CSX Corp.
4.75%, 5/30/42		400	411,836

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (b)		47	50,973
Ryder System, Inc.
3.15%, 3/02/15		105	108,280
5.85%, 11/01/16		105	118,381
7.20%, 9/01/15		10	11,402

			289,036

			23,640,092

Financial Institutions - 5.0%
Banking - 3.0%
Bank of America Corp.
5.00%, 5/13/21		610	682,398
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	370	564,899
7.625%, 11/21/22	U.S.$	378	372,802
BBVA US Senior SAU
3.25%, 5/16/14		265	268,543
Capital One Financial Corp.
4.75%, 7/15/21		265	301,801
5.25%, 2/21/17		150	169,522

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
5.375%, 8/09/20	U.S.$	143	$167,101
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		333	333,118
DNB Bank ASA
3.20%, 4/03/17 (b)		450	477,149
Fifth Third Bancorp
3.50%, 3/15/22		166	171,788
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21		300	338,810
5.75%, 1/24/22		240	279,752
6.00%, 6/15/20		120	141,574
HSBC Holdings PLC
4.00%, 3/30/22		425	452,647
5.10%, 4/05/21		180	208,109
ING Bank NV
2.00%, 9/25/15 (b)		600	611,545
JPMorgan Chase & Co.
4.25%, 10/15/20		55	60,225
4.40%, 7/22/20		105	115,909
4.50%, 1/24/22		365	402,189
Series 1
7.90%, 4/30/18		413	475,115
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		65	78,059
Morgan Stanley
4.75%, 3/22/17		45	49,149
Series G
5.50%, 7/28/21		456	513,332
Murray Street Investment Trust I
4.647%, 3/09/17		52	56,315
National Capital Trust II
5.486%, 3/23/15 (b)		45	45,427
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		115	136,000
Standard Chartered PLC
4.00%, 7/12/22 (b)		725	743,052
UBS AG/Stamford CT
7.625%, 8/17/22		465	510,915
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		325	337,340
Vesey Street Investment Trust I
4.404%, 9/01/16		140	150,873

			9,215,458

Finance - 0.1%
SLM Corp.
7.25%, 1/25/22		265	296,138

Insurance - 1.4%
Allstate Corp. (The)
6.125%, 5/15/37		37	38,896
American International Group, Inc.
4.875%, 6/01/22		325	362,322
6.40%, 12/15/20		205	250,985

	Principal Amount (000)		U.S. $ Value
Coventry Health Care, Inc.
5.45%, 6/15/21	U.S.$	415	$486,164
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		535	604,390
5.50%, 3/30/20		24	27,445
6.10%, 10/01/41		165	191,243
Humana, Inc.
6.45%, 6/01/16		40	46,007
7.20%, 6/15/18		480	587,599
Lincoln National Corp.
8.75%, 7/01/19		175	233,696
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		207	220,139
MetLife, Inc.
5.70%, 6/15/35		90	106,195
7.717%, 2/15/19		180	235,037
Nationwide Financial Services, Inc.
5.375%, 3/25/21(b)		165	180,800
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		125	180,347
Prudential Financial, Inc.
5.625%, 6/15/43		340	350,625
WellPoint, Inc.
3.30%, 1/15/23		212	212,230
XL Group PLC
5.25%, 9/15/14		151	160,107

			4,474,227

Other Finance - 0.0%
ORIX Corp.
4.71%, 4/27/15		37	39,412

REITS - 0.5%
HCP, Inc.
5.375%, 2/01/21		739	856,313
Health Care REIT, Inc.
5.25%, 1/15/22		595	665,394

			1,521,707

			15,546,942

Utility - 2.0%
Electric - 0.4%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)		130	145,978
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	102,820
FirstEnergy Solutions Corp.
6.05%, 8/15/21		80	91,533
6.80%, 8/15/39		80	87,717
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		340	422,674
Nisource Finance Corp.
6.125%, 3/01/22		95	113,139
6.15%, 3/01/13		57	57,247
6.80%, 1/15/19		75	90,842

	Principal Amount (000)		U.S. $ Value
Ohio Power Co.
Series F
5.50%, 2/15/13	U.S.$	16	$16,022
Pacific Gas & Electric Co.
4.50%, 12/15/41		160	168,143
TECO Finance, Inc.
4.00%, 3/15/16		45	48,401

			1,344,516

Natural Gas - 1.6%
DCP Midstream LLC
4.75%, 9/30/21 (b)		405	425,953
9.75%, 3/15/19 (b)		20	26,181
Energy Transfer Partners LP
5.20%, 2/01/22		310	346,057
5.95%, 2/01/15		150	163,341
6.125%, 2/15/17		145	166,688
Enterprise Products Operating LLC
5.20%, 9/01/20		145	169,510
EQT Corp.
4.875%, 11/15/21		370	395,583
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		521	543,523
4.15%, 3/01/22		104	110,838
ONEOK, Inc.
4.25%, 2/01/22		710	757,253
Spectra Energy Capital LLC
6.20%, 4/15/18		265	321,804
8.00%, 10/01/19		25	33,017
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)		480	518,122
Williams Cos., Inc. (The)
3.70%, 1/15/23		642	632,238
Williams Partners LP
5.25%, 3/15/20		400	457,649

			5,067,757

			6,412,273

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		320	356,800
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		270	301,660

			658,460

Total Corporates - Investment Grades (cost $44,817,177)			46,257,767

ASSET-BACKED SECURITIES - 6.3%
Autos - Fixed Rate - 4.0%
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		1,105	1,121,347
AmeriCredit Automobile Receivables Trust

	Principal Amount (000)		U.S. $ Value
Series 2011-3, Class A2
0.84%, 11/10/14	U.S.$	174	$174,463
Series 2011-4, Class A2
0.92%, 3/09/15		71	71,079
Series 2012-3, Class A3
0.96%, 1/09/17		655	658,886
Series 2012-4, Class A2
0.49%, 4/08/16		880	880,173
Series 2013-1, Class A2
0.49%, 6/08/16		672	672,074
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		420	425,280
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		380	383,187
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		575	575,036
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		171	171,846
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16(b)		185	186,072
Series 2012-2A, Class A
1.30%, 6/15/17 (b)		489	489,902
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (b)	CAD	527	528,374
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	15	14,561
Series 2011-B, Class A2
0.82%, 1/15/14		217	217,604
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		225	223,642
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		1,350	1,349,972
Series 2013-1, Class A2
0.606%, 1/15/18		797	797,114
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16(b)		187	187,919
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	167,666
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (b)		156	155,758
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (b)		708	706,993

	Principal Amount (000)		U.S. $ Value
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (b)	U.S.$	665	$665,663
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		348	348,617
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (b)		450	451,607
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		595	594,996
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (b)		13	12,754
Series 2012-4US, Class A2A
0.67%, 6/14/15		395	395,260

			12,627,845

Credit Cards - Fixed Rate - 1.2%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18		795	795,182
Chase Issuance Trust
Series 2012-A8, Class A8
0.54%, 10/16/17		670	668,886
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		800	798,133
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		645	649,834
Series 2012-7, Class A
1.76%, 9/15/22		555	548,144
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		370	375,117

			3,835,296

Autos - Floating Rate - 0.5%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.606%, 9/15/17 (b)(d)		809	807,882
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.695%, 6/20/17 (d)		600	603,034

			1,410,916

Credit Cards - Floating Rate - 0.3%
Discover Card Master Trust
Series 2012-A4, Class A4
0.576%, 11/15/19 (d)		530	533,470

	Principal Amount (000)		U.S. $ Value
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.776%, 3/18/14 (b)(d)	U.S.$	514	$514,982

			1,048,452

Other ABS - Fixed Rate - 0.3%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (b)	CAD	99	99,699
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (b)	U.S.$	262	262,401
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		340	342,124
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		145	145,430

			849,654

Total Asset-Backed Securities (cost $19,737,917)			19,772,163

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
Non-Agency Fixed Rate CMBS - 4.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		990	1,117,292
Series 2007-5, Class A4
5.492%, 2/10/51		1,000	1,156,827
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.712%, 9/11/38		75	85,178
Bear Stearns Commercial Mortgage Securities, Inc
Series 2006-T24, Class AJ
5.598%, 10/12/41		325	314,991
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		55	62,458
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		380	407,290
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.803%, 5/15/46		895	1,043,272
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		530	564,563
Series 2007-GG9, Class A4
5.444%, 3/10/39		760	865,454
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2

	Principal Amount (000)		U.S. $ Value
5.506%, 4/10/38	U.S.$	19	$19,361
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		1,000	1,066,297
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		950	957,385
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		503	568,715
Series 2006-CB16, Class A4
5.552%, 5/12/45		80	91,057
Series 2007-LD11, Class A4
5.812%, 6/15/49		776	894,998
Series 2007-LDPX, Class A3
5.42%, 1/15/49		435	497,419
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)		367	383,365
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.542%, 6/15/29		70	74,041
Series 2006-C1, Class A4
5.156%, 2/15/31		38	42,469
Series 2006-C4, Class A4
5.866%, 6/15/38		60	68,755
Series 2007-C1, Class A4
5.424%, 2/15/40		1,100	1,261,157
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		263	267,705
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		25	28,502
Series 2007-9, Class A4
5.70%, 9/12/49		125	144,650
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (b)		553	553,066
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.875%, 12/15/45		458	464,071

			13,000,338

Non-Agency Floating Rate CMBS - 0.5%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.908%, 12/05/31 (b)(d)		405	405,000
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (b)(d)		515	513,711

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.326%, 9/15/21 (b)(d)	U.S.$	697	$684,755

			1,603,466

Total Commercial Mortgage-Backed Securities (cost $14,142,240)			14,603,804

MORTGAGE PASS-THROUGHS - 1.6%
Agency Fixed Rate 30-Year - 1.5%
Federal National Mortgage Association
6.00%, 10/01/38-5/01/41		4,151	4,542,946

Agency ARMs - 0.1%
Federal Home Loan Mortgage Corp.
2.384%, 11/01/35 (d)		449	478,771

Total Mortgage Pass-Throughs (cost $5,046,276)			5,021,717

CORPORATES - NON-INVESTMENT GRADES - 1.3%
Industrial - 0.6%
Basic - 0.3%
Basell Finance Co. BV
8.10%, 3/15/27 (b)		205	270,600
Eagle Spinco, Inc.
4.625%, 2/15/21 (b)		63	63,394
LyondellBasell Industries NV
5.75%, 4/15/24		405	468,787

			802,781

Capital Goods - 0.2%
B/E Aerospace, Inc.
5.25%, 4/01/22		260	273,650
Ball Corp.
5.00%, 3/15/22		255	270,300

			543,950

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		175	190,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		260	276,250

			467,000

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		94	99,170

Energy - 0.0%
Cimarex Energy Co.
5.875%, 5/01/22		134	143,380

			2,056,281

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.6%
Banking - 0.6%
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	740	$747,400
Danske Bank A/S
5.684%, 2/15/17	GBP	287	425,823
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19	EUR	410	779,489

			1,952,712

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22	U.S.$	144	160,473

Total Corporates - Non-Investment Grades (cost $4,035,074)			4,169,466

AGENCIES - 0.6%
Agency Debentures - 0.6%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22
(cost $1,751,717)		1,761	1,809,755

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (b)		355	395,825

Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (b)		324	394,470

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)		310	364,619

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (b)		450	470,807

Total Quasi-Sovereigns (cost $1,504,969)			1,625,721

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		16	17,097

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (b)		360	409,079

	Principal Amount (000)		U.S. $ Value
Russia - 0.0%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)	U.S.$	74	$92,031

Total Governments - Sovereign Bonds (cost $454,709)			518,207

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10% (cost $138,750)		5,550	141,692

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (e) (cost $2,109,832)		2,109,832	2,109,832

Total Investments - 126.9% (cost $384,684,528) (f)			395,507,992
Other assets less liabilities - (26.9)% (g)			(83,750,303)

Net Assets - 100.0%			$311,757,689

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
UK Long Gilt Bond Futures	18	March 2013	$3,334,326	$3,322,131	$(12,195)
Sold Contracts
U.S. T-Bond 30 Yr Futures	23	March 2013	3,433,250	3,299,781	133,469
U.S. T-Note 2 Yr Futures	22	March 2013	4,848,637	4,849,281	(644)
U.S. T-Note 5 Yr Futures	14	March 2013	1,742,976	1,732,281	10,695
U.S. T-Note 10 Yr Futures	159	March 2013	21,138,054	20,873,718	264,336

					$395,661

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	417,989	USD	4,852	2/08/13	$280,568
State Street Bank & Trust Co.	EUR	2,172	USD	2,909	2/28/13	(39,143)
State Street Bank & Trust Co.	GBP	910	EUR	1,084	2/28/13	22,490
State Street Bank & Trust Co.	GBP	910	EUR	1,084	2/28/13	6,678
State Street Bank & Trust Co.	GBP	1,233	USD	1,983	2/28/13	27,972
State Street Bank & Trust Co.	USD	3,018	MXN	38,813	2/28/13	27,577
State Street Bank & Trust Co.	CAD	2,277	USD	2,268	3/14/13	(12,835)

						$313,307

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC		$7,310	6/7/13	0.627%	3 Month LIBOR	$(11,297)
Barclays Bank PLC		1,000	11/17/13	1.059%	3 Month LIBOR	(7,339)
Barclays Bank PLC		850	1/17/22	2.05%	3 Month LIBOR	(12,246)
JPMorgan Chase Bank, NA		7,780	10/13/13	0.687%	3 Month LIBOR	(34,927)
Morgan Stanley Capital Services LLC		9,790	3/12/14	0.563%	3 Month LIBOR	(40,362)
Morgan Stanley Capital Services LLC	EUR	2,420	1/16/23	1.778%	6 Month EURIBOR	35,685
Morgan Stanley Capital Services LLC		$1,100	2/21/42	2.813%	3 Month LIBOR	27,311
Morgan Stanley Capital Services LLC		830	3/6/42	2.804%	3 Month LIBOR	23,019

						$(20,156)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America NA:
CDX NAIG- Series 19 5 Year, 12/20/17*	1.00%	0.89%	$3,200	$20,353	$2,988	$17,365

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC:
Bank of America Corp., 5.65% 5/01/18, 9/20/17*	1.00%	1.05%	$350	$(611)	$(22,507)	$21,896
Deutsche Bank AG:
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	1.46	440	(8,719)	(14,349)	5,630

				$11,023	$(33,868)	$44,891

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2013
Bank of America+	0.12%	—	$11,025,984
Bank of America	0.21%	2/12/13	10,164,642
Barclays+	0.11%	—	34,082,956
Barclays	0.23%	2/25/13	14,603,681
Goldman	0.24%	3/04/13	12,659,955

			$82,537,218

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2013

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $83,161,743.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $16,909,458 or 5.4% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2013.
(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2013.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,339,835 and gross unrealized depreciation of investments was $(516,371), resulting in net unrealized appreciation of $10,823,464.
(g)	An amount of U.S. $330,330 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Inflation Strategy

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$299,477,868		$	– 0	–	$299,477,868
Corporates - Investment Grades		– 0	–	46,257,767			– 0	–	46,257,767
Asset-Backed Securities		528,374		18,394,135			849,654		19,772,163
Commercial Mortgage-Backed Securities		918,711		12,475,104			1,209,989		14,603,804
Mortgage Pass-Throughs		– 0	–	5,021,717			– 0	–	5,021,717
Corporates - Non-Investment Grades		– 0	–	4,169,466			– 0	–	4,169,466
Agencies		– 0	–	1,809,755			– 0	–	1,809,755
Quasi-Sovereigns		– 0	–	1,625,721			– 0	–	1,625,721
Governments - Sovereign Bonds		– 0	–	518,207			– 0	–	518,207
Preferred Stocks		141,692		– 0	–		– 0	–	141,692
Short-Term Investments		2,109,832		– 0	–		– 0	–	2,109,832

Total Investments in Securities		3,698,609		389,749,740			2,059,643		395,507,992
Other Financial Instruments* :
Assets:
Futures Contracts		408,500		– 0	–		– 0	–	408,500
Forward Currency Exchange Contracts		– 0	–	365,285			– 0	–	365,285
Interest Rate Swap Contracts		– 0	–	86,015			– 0	–	86,015
Credit Default Swap Contracts		– 0	–	44,891			– 0	–	44,891
Liabilities:
Futures Contracts		(12,839)		– 0	–		– 0	–	(12,839)
Forward Currency Exchange Contracts		– 0	–	(51,978)			– 0	–	(51,978)
Interest Rate Swap Contracts		– 0	–	(106,171)			– 0	–	(106,171)

Total^		$4,094,270		$390,087,782			$2,059,643		$396,241,695

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Total
Balance as of 10/31/12	$944,751		$2,389,267		$3,334,018
Accrued discounts/(premiums)	2		(4,502)		(4,500)
Realized gain (loss)	2,432		7,745		10,177
Change in unrealized appreciation/depreciation	(2,685)		(18,939)		(21,624)
Purchases	– 0	–	315,366		315,366
Sales	(94,846)		(125,960)		(220,806)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(1,352,988)		(1,352,988)

Balance as of 1/31/13+	$849,654		$1,209,989		$2,059,643

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(2,685)		$(18,939)		$(21,624)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 91.8%
Alabama - 2.3%
Alabama Pub Sch & Clg Auth
5.00%, 12/01/15	$12,340	$13,890,398

Alaska - 0.6%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	400	460,904
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	3,140	3,473,028

		3,933,932

Arizona - 2.6%
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	2,850	3,160,850
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
5.00%, 7/01/26	3,330	4,005,091
Pima Cnty AZ Swr
AGM
5.00%, 7/01/21	1,765	2,139,921
Pima Cnty AZ USD #1 GO
5.00%, 7/01/13	2,825	2,879,946
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	3,140	3,866,910

		16,052,718

Arkansas - 0.1%
Fort Smith AR Sales & Use Tax
2.375%, 5/01/27	815	819,507

California - 2.6%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,225	1,239,185
Series 2011N
5.00%, 5/01/13	7,125	7,207,507
California GO
5.00%, 10/01/16	275	316,632
Series 2011A
5.00%, 10/01/20	5,000	6,257,000
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series C
5.00%, 5/01/19	450	546,152
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	290	350,770

		15,917,246

Colorado - 2.8%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/23	$375	$447,015
Series 2011B
4.00%, 11/15/14	4,730	5,008,739
Series 2012A
5.00%, 11/15/24-11/15/25	8,395	9,764,815
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/19	200	219,384
Plaza Met Dist #1 CO
5.00%, 12/01/20	1,310	1,450,943
Regional Trnsp Dist CO (Denver Transit Partners)
5.25%, 7/15/24	440	504,024

		17,394,920

Connecticut – 0.3%
Connecticut GO
AMBAC Series 2005B
2.641%, 6/01/16(a)	1,750	1,791,300

District of Columbia - 0.3%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/13	1,495	1,540,269

Florida - 10.9%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	315	352,989
Series 2011A-1
5.00%, 6/01/15	1,720	1,883,761
Series 2012A
5.00%, 6/01/22	2,315	2,695,123
Series 2012A-1
5.00%, 6/01/16	3,165	3,546,699
NPFGC Series A
5.00%, 3/01/15	275	297,679
Florida Brd of Ed GO (Florida GO)
Series 2011C
4.00%, 6/01/13	1,970	1,994,290
Series 2013A
5.00%, 6/01/17(b)	16,440	19,240,883
Florida Brd of Ed Lottery
5.00%, 7/01/13	1,000	1,019,360
Series 2010 C
5.00%, 7/01/16	550	627,451
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	665	677,741
Series 2010A
5.00%, 7/01/15	700	771,498
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	2,890	3,429,332
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/15	$1,900	$2,068,036
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	3,055	3,102,505
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	420	432,831
Jacksonville FL Sales Tax
5.00%, 10/01/20	1,720	2,058,909
Jacksonville FL Trnsp
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	12,331,378
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/13	1,000	1,029,210
Miami Dade Cnty FL SPL Tax
Series 2012A
5.00%, 10/01/23	1,500	1,771,875
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/14-10/01/15	5,280	5,623,796
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	1,565	1,859,721

		66,815,067

Georgia - 2.2%
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/18	2,500	2,948,625
Catoosa Cnty GA SD GO
3.00%, 8/01/13	2,380	2,412,654
4.00%, 8/01/14	4,470	4,716,878
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/21	3,045	3,690,022

		13,768,179

Illinois - 4.2%
Chicago IL Brd of Ed GO
5.00%, 12/01/17	1,690	1,947,962
Chicago IL GO
Series 2008A
5.25%, 1/01/21	1,165	1,341,649
Series 2010A
5.00%, 1/01/24	1,975	2,231,493
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
5.00%, 1/01/17	1,930	2,205,006
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
5.00%, 6/01/15	1,250	1,356,638

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2004A
5.25%, 6/01/15	$2,425	$2,645,699
Cook Cnty IL GO
5.00%, 11/15/25	2,200	2,516,228
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	105	105,266
Illinois GO
5.00%, 8/01/15	6,050	6,626,141
Series 2010
5.00%, 1/01/18	500	573,525
Illinois Sales Tax
5.00%, 6/15/17	1,450	1,694,180
Springfield ILL Metro San Dist
Series 2011A
5.00%, 1/01/21	2,170	2,508,064

		25,751,851

Indiana - 1.4%
Indiana Mun Pwr Agy
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,947,243
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	2,260	2,356,864

		8,304,107

Kentucky - 0.7%
Kentucky Turnpike Auth (Kentucky Turnpike Auth Spl Tax)
Series 2012A
5.00%, 7/01/25	2,275	2,787,489
AGM
5.25%, 7/01/14	1,410	1,505,753

		4,293,242

Louisiana - 2.4%
Louisiana Gas & Fuels Tax
Series 2012A
5.00%, 5/01/23-5/01/27	11,560	14,044,230
Orleans Parish LA Par SD GO
AGM
4.00%, 9/01/13	910	929,601

		14,973,831

Maryland - 0.9%
Baltimore MD GO
Series 2013B
5.00%, 10/15/14	4,870	5,247,912

Massachusetts - 3.6%
Boston MA GO
Series 2012A
5.00%, 4/01/15	1,300	1,427,920
Massachusetts GO
AGM Series 2006C
2.644%, 11/01/19 (a)	9,575	9,971,884

	Principal Amount (000)	U.S. $ Value
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/15	$1,430	$1,572,442
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
0.987%, 6/01/20 (a)	3,000	3,189,390
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/22-7/01/25	5,025	5,983,120

		22,144,756

Michigan - 4.2%
Detroit MI City SD GO
Series 2012A
4.00%, 5/01/14	1,120	1,164,083
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/21	3,750	4,303,463
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/23	17,050	18,160,637
Univ of Michigan
Series 2012C
4.00%, 4/01/14	1,795	1,871,341

		25,499,524

Minnesota - 1.3%
Hennepin Cnty MN GO
Series 2013A
5.00%, 12/01/14	5,095	5,528,839
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/21	1,295	1,531,506
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010A
5.00%, 3/01/13	750	752,633

		7,812,978

Missouri - 1.2%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	5,900	6,023,369
Springfiled MO Pub Util
5.00%, 12/01/17	1,390	1,625,355

		7,648,724

Nevada - 0.2%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21	375	440,348
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/22	$400	$467,472
Clark Cnty NV SD GO
NPFGC-RE Series 2005 A
5.00%, 6/15/18	450	495,841

		1,403,661

New Hampshire - 1.4%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A
5.00%, 1/01/23	7,170	8,324,083

New Jersey - 0.1%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	480	565,622

New Mexico - 0.7%
New Mexico Fin Auth (New Mexico Fed Hwy Grant)
5.00%, 6/15/22	3,330	4,231,031

New York - 11.1%
Long Island Pwr Auth NY
NPFGC Series 2006D
2.429%, 9/01/15 (a)	3,500	3,578,085
Metropolitan Trnsp Auth NY
5.00%, 11/15/26	3,635	4,335,319
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	10,915,397
New York NY GO
AGM Series 2005K
1.912%, 8/01/16 (a)	1,700	1,769,207
New York NY Mun Wtr Fin Auth
1.02%, 6/15/13 (a)	500	503,115
5.00%, 6/15/26	3,875	4,673,134
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/26	6,830	8,370,438
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	6,800	6,829,240
Series 2011C
5.00%, 3/15/25	3,000	3,603,540
Series 2011E
5.00%, 8/15/14	2,790	2,992,387
Series 2012B
5.00%, 3/15/20	7,900	9,734,301
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/25	3,000	3,643,350
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	6,720	6,759,917

		67,707,430

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.6%
North Carolina Eastern Mun Pwr Agy
Series 2012B
5.00%, 1/01/21	$6,700	$8,190,281
North Carolina Ltd. Oblig
Series 2013A
5.00%, 5/01/16	1,600	1,813,872

		10,004,153

Ohio - 0.1%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	796,243

Oregon - 0.9%
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	4,605	5,456,511

Pennsylvania - 5.7%
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
AGM
5.00%, 6/01/19	2,250	2,656,260
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19	475	560,049
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
5.00%, 7/01/21	7,550	8,869,438
Pennsylvania GO
Series 2006
5.00%, 3/01/13	700	702,443
NPFGC-RE
5.50%, 2/01/14	5,290	5,565,239
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
5.00%, 7/01/16	5,000	5,600,050
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/23-4/01/26	5,150	5,920,980
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	1,900	2,012,119
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/22	1,800	2,087,010
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	550	652,536

		34,626,124

Puerto Rico - 2.5%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	2,000	2,074,260
Series 2010AAA
5.25%, 7/01/21	1,830	1,966,811
NPFGC

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/19	$3,400	$3,641,910
Puerto Rico Govt Dev Bank
5.25%, 1/01/15	3,535	3,589,192
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.282%, 7/01/28 (a)	4,650	3,686,752
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007 M
5.75%, 7/01/16	275	296,433

		15,255,358

South Carolina - 2.6%
Horry Cnty SC SD GO
Series 2012B
5.00%, 3/01/16	1,470	1,662,746
Renewable Water Resources Sew Sys SC
5.00%, 1/01/24	2,570	3,132,779
South Carolina Pub Svc Auth
Series 2012C
5.00%, 12/01/15-12/01/18	9,545	11,282,783

		16,078,308

Tennessee - 0.5%
Met Govt Nashville-DAV TN GO
5.00%, 7/01/23	2,385	2,984,041

Texas - 9.7%
Conroe TX ISD GO
5.00%, 2/15/24-2/15/26	6,240	7,494,201
Corpus Christi TX Util Sys
5.00%, 7/15/21	5,675	6,947,278
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	2,135	2,198,153
Garland TX GO
Series 2010
5.00%, 2/15/26	500	591,055
Georgetown TX ISD GO
Series 2013A
5.00%, 2/15/22 (b)	5,965	7,526,219
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	2,105	2,500,972
Houston TX ISD GO
2.00%, 6/01/29	4,345	4,428,554
Houston TX Util Sys
Series 20011E
5.00%, 11/15/13	2,225	2,307,236
Series 2011D
5.00%, 11/15/27	2,735	3,304,345
Series 2011E
5.00%, 11/15/14	6,900	7,466,835
Katy TX ISD GO
Series 2010 B
4.00%, 2/15/13	700	700,749
Midlothian TX ISD GO

	Principal Amount (000)	U.S. $ Value
Series 2011B
2.25%, 8/01/51	$5,000	$5,128,100
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	3,625	4,392,956
Red River TX Hlth Facs Dev Corp. (Mrc Crestview Proj)
6.00%, 11/15/16	735	748,252
San Antonio TX ISD GO
5.00%, 8/15/26	1,710	2,041,142
Texas Trnsp Comm
Series 2009
2.75%, 2/15/13 (Pre-refunded/ETM)	655	655,465
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,301,377

		59,732,889

Virginia - 5.5%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25-4/01/26	6,000	7,012,740
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/14-2/01/16	18,740	20,641,820
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
Series 2011A
4.00%, 8/01/13	4,050	4,125,371
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,655	1,821,857

		33,601,788

Washington - 4.6%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	9,621,286
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	3,305	3,914,739
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/18	680	822,378
Series 2012A
5.00%, 7/01/13-7/01/19	5,450	6,441,001
King Cnty WA Swr
Series 2011B
5.00%, 1/01/14	2,230	2,326,381
Washington St GO
Series 2009 B
5.00%, 1/01/22	710	858,440
Series 2013D

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/23(b)	$3,385	$4,275,830

		28,260,055

Total Long-Term Municipal Bonds (cost $546,504,525)		562,627,758

Short-Term Municipal Notes - 5.7%
Mississippi - 3.3%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.10%, 11/01/35 (c)	10,000	10,000,000
Series 2009 B
0.11%, 12/01/30 (c)	10,100	10,100,000

		20,100,000

Texas - 2.4%
Gulf Coast TX Indl Dev Auth (Exxon Mobil Proj)
0.09%, 11/01/41 (c)	15,000	15,000,000

Total Short-Term Municipal Notes (cost $35,100,000)		35,100,000

Total Municipal Obligations (cost $581,604,525)		597,727,758

CORPORATES - INVESTMENT GRADES - 2.6%
Financial Institutions - 1.6%
Banking - 1.3%
Bank of America Corp.
7.375%, 5/15/14	1,200	1,294,291
Capital One Financial Corp.
2.125%, 7/15/14	736	748,801
Citigroup, Inc.
5.50%, 4/11/13	1,475	1,488,390
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	1,510	1,572,979
6.00%, 5/01/14	1,200	1,274,440
JPMorgan Chase & Co.
2.05%, 1/24/14	1,570	1,594,600

		7,973,501

Finance - 0.3%
General Electric Capital Corp.
2.15%, 1/09/15	1,576	1,619,985

		9,593,486

Industrial - 0.8%
Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
6.50%, 11/15/13	904	944,222
Consumer Cyclical - Entertainment - 0.1%
Viacom, Inc.
1.25%, 2/27/15	800	807,179
Energy - 0.1%
ConocoPhillips
4.75%, 2/01/14	381	396,948

	Principal Amount (000)	U.S. $ Value
Technology - 0.5%
Hewlett-Packard Co.
4.50%, 3/01/13	$1,280	$1,283,395
International Business Machines Corp.
0.55%, 2/06/15	1,715	1,713,976

		2,997,371

		5,145,720

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	831	866,646

Total Corporates - Investment Grades (cost $15,388,793)		15,605,852

AGENCIES - 1.0%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (cost $5,840,152)	5,315	6,164,156

	Shares
SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (d) (cost $7,893,056)	7,893,056	7,893,056

U.S. Treasury Bill - 0.1%
U.S. Treasury Bill Zero Coupon, 11/14/13 (cost $299,606)	300	299,606

Total Short-Term Investments (cost $8,192,662)		8,192,662

Total Investments - 102.5% (cost $611,026,132) (e)		627,690,428
Other assets less liabilities - (2.5)%		(15,079,560)

Net Assets - 100.0%		$612,610,868

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,000	3/16/13	1.795%	CPI	#	$59,873
Barclays Bank PLC	2,000	4/08/15	2.22%	CPI	#	(1,231)

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$38,000	4/24/15	2.02%	CPI#	$97,087
Barclays Bank PLC	5,500	6/01/15	2.038%	CPI#	68,030
Barclays Bank PLC	6,000	2/26/17	2.37%	CPI#	(20,746)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI#	105,700
Barclays Bank PLC	5,500	6/02/19	2.58%	CPI#	(24,503)
Barclays Bank PLC	4,000	6/15/20	2.48%	CPI#	57,232
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI#	56,985
Barclays Bank PLC	2,000	11/10/20	2.5%	CPI#	43,460
Barclays Bank PLC	6,000	5/04/21	2.845%	CPI#	(121,414)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI#	(54,377)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI#	61,618
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI#	50,815
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI#	159,719
Citibank, NA	2,000	4/15/14	2.06%	CPI#	7,586
Citibank, NA	10,000	5/04/16	2.71%	CPI#	(190,691)
Citibank, NA	14,000	5/30/17	2.125%	CPI#	153,178
Citibank, NA	11,500	6/21/17	2.153%	CPI#	116,730
Citibank, NA	9,000	6/29/22	2.398%	CPI#	281,779
Citibank, NA	5,400	7/19/22	2.40%	CPI#	181,022
Citibank, NA	4,000	8/10/22	2.55%	CPI#	84,235
Citibank, NA	15,500	12/07/22	2.748%	CPI#	40,903
Deutsche Bank AG	16,300	6/30/14	1.998%	CPI#	(17,992)
Deutsche Bank AG	14,200	7/21/14	2.155%	CPI#	(107,063)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI#	(61,252)
Deutsche Bank AG	9,800	9/07/21	2.40%	CPI#	251,732
JPMorgan Chase Bank, NA	32,000	5/30/14	1.575%	CPI#	170,175
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI#	35,250
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI#	444,714
JPMorgan Chase Bank, NA	1,400	6/30/26	2.89%	CPI#	(17,300)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI#	(68,016)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI#	124,652
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI#	276,641
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI#	279,472

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$1,000	5/06/13	1.95%	CPI#	$7,820
Morgan Stanley Capital Services LLC	9,000	10/28/13	1.61%	CPI#	228,069
Morgan Stanley Capital Services LLC	22,000	10/03/14	1.53%	CPI#	305,750
Morgan Stanley Capital Services LLC	6,000	4/05/16	2.535%	CPI#	(50,406)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.37%	CPI#	68,860
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.68%	CPI#	(69,219)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI#	(57,422)

					$2,957,455

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of January 31, 2013.
(b)	When-Issued or delayed delivery security.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,309,157 and gross unrealized depreciation of investments was $(644,861), resulting in net unrealized appreciation of $16,664,296.

As of January 31, 2013, the Fund held 7.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Municipal Bond Inflation Strategy

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$560,323,297		$2,304,461		$562,627,758
Short-Term Municipal Notes		– 0	–	35,100,000		– 0	–	35,100,000
Corporates - Investment Grades		– 0	–	15,605,852		– 0	–	15,605,852
Agencies		– 0	–	6,164,156		– 0	–	6,164,156
Short-Term Investments:						– 0	–
Investment Companies		7,893,056		– 0	–	– 0	–	7,893,056
U.S. Treasury Bill		– 0	–	299,606		– 0	–	299,606

Total Investments in Securities		7,893,056		617,492,911		2,304,461		627,690,428
Other Financial Instruments* :
Assets:
Inflation (CPI) Swap Contracts		– 0	–	3,819,087		– 0	–	3,819,087
Liabilities:
Inflation (CPI) Swap Contracts		– 0	–	(861,632)		– 0	–	(861,632)

Total^		$7,893,056		$620,450,366		$2,304,461		$630,647,883

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Inflation (CPI) Swap Contracts			Total
Balance as of 10/31/12	$896,677			$1,823,334		$2,720,011
Accrued discounts/(premiums)	14			– 0	–	14
Realized gain (loss)	535			– 0	–	535
Change in unrealized appreciation/depreciation	(5,830)			– 0	–	(5,830)
Purchases	1,453,065			– 0	–	1,453,065
Sales	(40,000)			– 0	–	(40,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(1,823,334)		(1,823,334)

Balance as of 1/31/13+	$2,304,461		$	– 0	–	$2,304,461

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(5,830)		$	– 0	–	$(5,830)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Bond Fund-Real Asset Strategy

Portfolio of Investments

January 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 60.6%
Energy - 25.1%
Coal & Consumable Fuels - 0.8%
Adaro Energy Tbk PT	741,200	$125,616
Banpu PCL	59,550	774,829
Cameco Corp.	41,970	904,707
China Coal Energy Co., Ltd. - Class H	117,680	131,410
China Shenhua Energy Co., Ltd. - Class H	62,300	268,701
Consol Energy, Inc.	4,200	131,628
Exxaro Resources Ltd.	46,150	906,307
Indo Tambangraya Megah Tbk PT	26,700	113,661
Peabody Energy Corp.	5,000	125,750

		3,482,609

Integrated Oil & Gas - 18.2%
BG Group PLC	176,470	3,132,149
BP PLC	928,830	6,875,677
Cenovus Energy, Inc.	13,800	458,109
Chevron Corp.	67,030	7,718,505
China Petroleum & Chemical Corp. - Class H	1,727,500	2,095,962
ENI SpA	141,620	3,537,320
Exxon Mobil Corp.	258,994	23,301,690
Galp Energia SGPS SA	13,040	211,849
Gazprom OAO (Sponsored ADR)	335,520	3,170,664
Hess Corp.	21,040	1,413,046
Husky Energy, Inc.	10,600	330,519
Imperial Oil Ltd.	6,100	267,876
LUKOIL OAO (London) (Sponsored ADR)	9,820	663,832
MOL Hungarian Oil and Gas PLC	3,500	301,324
Murphy Oil Corp.	15,439	918,929
OMV AG	8,300	341,926
Origin Energy Ltd.	23,000	302,156
PetroChina Co., Ltd. - Class H	386,600	548,226
Petroleo Brasileiro SA	54,500	496,986
Petroleo Brasileiro SA (ADR)	92,500	1,690,900
Petroleo Brasileiro SA (Preference Shares)	77,000	696,599
Petroleo Brasileiro SA (Sponsored ADR)	42,520	769,187
PTT PCL	97,300	1,112,653
Repsol SA	15,600	347,900
Rosneft OAO (GDR)(a)	35,790	314,952
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	121,116	4,283,551
Royal Dutch Shell PLC - Class A	67,268	2,384,564
Royal Dutch Shell PLC - Class B	88,520	3,217,428
Sasol Ltd.	10,000	431,847
Statoil ASA	43,360	1,155,219
Suncor Energy, Inc. (Toronto)	93,760	3,186,749
Surgutneftegas OAO (Sponsored ADR)	33,120	343,786
Total SA	58,150	3,151,283

		79,173,363

Oil & Gas Drilling - 0.5%
Diamond Offshore Drilling, Inc.	8,930	670,554
Helmerich & Payne, Inc.	7,410	476,759
Seadrill Ltd.	21,800	865,024

		2,012,337

Company	Shares	U.S. $ Value
Oil & Gas Equipment & Services - 0.7%
Aker Solutions ASA	30,000	$656,108
Halliburton Co.	23,210	944,183
Schlumberger Ltd.	17,210	1,343,241

		2,943,532

Oil & Gas Exploration & Production - 4.9%
Anadarko Petroleum Corp.	28,290	2,263,766
Apache Corp.	7,000	586,320
ARC Resources Ltd.	5,300	124,715
Athabasca Oil Corp. (b)	8,300	88,126
Baytex Energy Corp.	3,130	143,916
Cabot Oil & Gas Corp.	12,530	661,333
Canadian Natural Resources Ltd.	20,100	606,990
Canadian Oil Sands Ltd.	8,900	187,298
Chesapeake Energy Corp.	12,100	244,178
Cimarex Energy Co.	1,800	114,948
CNOOC Ltd.	374,200	771,022
Cobalt International Energy, Inc. (b)	4,700	113,787
Concho Resources, Inc. (b)	1,800	164,196
ConocoPhillips	22,300	1,293,400
Continental Resources, Inc./OK (b)	1,400	116,368
Crescent Point Energy Corp.	5,300	205,007
Denbury Resources, Inc. (b)	7,200	134,136
Devon Energy Corp.	20,280	1,159,814
EnCana Corp.	13,500	260,959
EOG Resources, Inc.	14,760	1,844,704
EQT Corp.	2,700	160,407
Inpex Corp.	40	231,591
Kunlun Energy Co., Ltd.	61,000	126,935
Lundin Petroleum AB (b)	31,080	798,366
Marathon Oil Corp.	12,850	431,889
MEG Energy Corp.(b)	2,700	92,283
Newfield Exploration Co. (b)	5,260	155,170
Nexen, Inc. (Toronto)	12,274	328,324
Noble Energy, Inc.	9,170	988,434
NovaTek OAO (Sponsored GDR) (a)	1,700	199,070
Occidental Petroleum Corp.	40,250	3,552,867
OGX Petroleo e Gas Participacoes SA (b)	110,500	227,509
Pacific Rubiales Energy Corp.	5,400	125,986
Penn West Petroleum Ltd.	8,700	88,012
Pioneer Natural Resources Co.	2,100	246,834
Plains Exploration & Production Co. (b)	2,700	128,925
PTT Exploration & Production PCL	33,550	186,764
QEP Resources, Inc.	3,700	108,595
Range Resources Corp.	3,000	201,510
Santos Ltd.	17,300	216,114
Southwestern Energy Co. (b)	6,400	219,520
Talisman Energy, Inc.	18,900	236,108
Tatneft OAO (Sponsored ADR)	4,480	206,842
Tourmaline Oil Corp. (b)	3,800	128,965
Tullow Oil PLC	16,600	299,308
Ultra Petroleum Corp. (b)	6,120	111,506
Vermilion Energy, Inc.	2,300	117,975
Whiting Petroleum Corp. (b)	2,400	114,192

Company	Shares	U.S. $ Value
Woodside Petroleum Ltd.	11,800	$437,100

		21,552,084

		109,163,925

Materials - 12.6%
Aluminum - 0.1%
Alcoa, Inc.	31,510	278,548
Norsk Hydro ASA	33,540	161,017

		439,565

Diversified Chemicals - 0.3%
BASF SE	11,070	1,121,177

Diversified Metals & Mining - 5.4%
Anglo American PLC	82,850	2,478,158
Antofagasta PLC	9,300	168,634
BHP Billiton Ltd.	127,110	4,999,491
BHP Billiton PLC	46,370	1,590,115
Eurasian Natural Resources Corp. PLC	33,200	173,555
First Quantum Minerals Ltd.	10,500	211,705
Freeport-McMoRan Copper & Gold, Inc.	55,910	1,970,828
Glencore International PLC	77,900	486,282
Grupo Mexico SAB de CV	84,000	312,491
KGHM Polska Miedz SA	2,800	171,336
Korea Zinc Co., Ltd.	400	141,042
Minera Frisco SAB de CV (b)	42,900	184,393
MMC Norilsk Nickel OJSC (ADR)	63,770	1,268,386
Rio Tinto Ltd.	9,610	667,429
Rio Tinto PLC	90,780	5,128,547
Southern Copper Corp.	4,300	169,377
Sumitomo Metal Mining Co., Ltd.	12,000	186,633
Teck Resources Ltd.	45,570	1,660,788
Turquoise Hill Resources Ltd. (b)	20,200	155,540
Xstrata PLC	69,420	1,300,085

		23,424,815

Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc.	9,712	1,101,778
CF Industries Holdings, Inc.	900	206,253
Incitec Pivot Ltd.	45,800	154,446
Israel Chemicals Ltd.	13,000	172,662
Israel Corp. Ltd. (The)	300	205,302
Monsanto Co.	24,730	2,506,386
Mosaic Co. (The)	4,000	245,000
Potash Corp. of Saskatchewan, Inc.	11,700	497,021
Syngenta AG	1,300	559,049
Yara International ASA	2,900	154,652

		5,802,549

Gold - 2.1%
Agnico-Eagle Mines Ltd.	14,690	672,052
Anglogold Ashanti Ltd.	8,400	234,804
Barrick Gold Corp.	22,000	700,541
Eldorado Gold Corp.	14,800	165,450
Franco-Nevada Corp.	3,100	165,692
Gold Fields Ltd.	15,900	184,269
Goldcorp, Inc.	65,030	2,290,459
Kinross Gold Corp.	143,610	1,177,792

Company	Shares	U.S. $ Value
Koza Altin Isletmeleri AS	26,330	$648,061
New Gold, Inc. (b)	79,742	774,714
Newcrest Mining Ltd.	16,800	411,500
Newmont Mining Corp.	10,900	468,264
Randgold Resources Ltd.	1,900	178,965
Real Gold Mining Ltd. (b)(c)(d)	124,500	22,475
Yamana Gold, Inc.	58,840	961,592

		9,056,630

Paper Products - 0.3%
Fibria Celulose SA (b)	14,000	171,366
International Paper Co.	5,600	231,952
MeadWestvaco Corp.	3,700	115,995
Mondi PLC	57,610	682,553
Stora Enso Oyj	17,500	124,807
UPM-Kymmene Oyj	9,600	117,380

		1,444,053

Precious Metals & Minerals - 0.5%
Anglo American Platinum Ltd.	2,400	117,669
Fresnillo PLC	4,900	128,809
Harry Winston Diamond Corp. (b)	29,500	435,715
Impala Platinum Holdings Ltd.	11,800	213,876
Industrias Penoles SAB de CV	3,100	151,986
North American Palladium Ltd. (b)	288,530	478,960
Silver Wheaton Corp.	7,800	271,444
Umicore SA	2,500	130,073

		1,928,532

Specialty Chemicals - 0.3%
Johnson Matthey PLC	10,330	370,720
Koninklijke DSM NV	16,548	1,013,646

		1,384,366

Steel - 2.3%
Allegheny Technologies, Inc.	3,600	113,940
ArcelorMittal (Euronext Amsterdam)	20,600	353,485
Arrium Ltd.	262,017	261,753
Cia Siderurgica Nacional SA	19,500	105,036
Cliffs Natural Resources, Inc.	3,100	115,661
Commercial Metals Co.	53,980	898,767
Eregli Demir ve Celik Fabrikalari TAS	93,900	133,512
Evraz PLC	29,200	133,698
Fortescue Metals Group Ltd.	30,800	151,077
Gerdau SA	18,900	165,809
Hitachi Metals Ltd.	10,000	85,978
Hyundai Steel Co.	1,400	106,630
JFE Holdings, Inc.	56,000	1,195,344
Kumba Iron Ore Ltd.	1,800	121,214
Metalurgica Gerdau SA (Preference Shares)	9,400	105,033
Nippon Steel & Sumitomo Metal Corp.	193,000	534,221
Novolipetsk Steel OJSC (GDR) (a)	6,300	133,560
Nucor Corp.	7,000	322,070
POSCO	1,560	509,968
Severstal OAO (GDR) (a)	8,800	109,560
Tata Steel Ltd. (GDR) (a)	14,800	112,702

Company	Shares	U.S. $ Value
ThyssenKrupp AG (b)	8,500	$206,331
United States Steel Corp.	18,060	403,641
Vale SA	28,600	576,677
Vale SA (Preference Shares)	44,000	852,666
Vale SA (Sponsored ADR) (Local Preference Shares)	114,410	2,202,393
Voestalpine AG	3,800	139,327

		10,150,053

		54,751,740

Equity:Other - 7.9%
Diversified/Specialty - 6.7%
Agung Podomoro Land TBK PT	484,800	20,418
Alam Sutera Realty TBK PT	875,300	69,228
Amata Corp. PCL	29,300	20,044
Artis Real Estate Investment Trust	16,860	270,632
Asian Property Development PCL	44,000	13,944
Australand Property Group	108,300	389,869
Ayala Land, Inc.	719,960	513,202
Azrieli Group	450	11,802
Bakrieland Development TBK PT (b)	2,835,100	15,727
Beijing North Star Co., Ltd.	308,160	87,856
Beni Stabili SpA	15,200	10,500
British Land Co. PLC	124,512	1,109,211
Bumi Serpong Damai PT	416,100	59,868
Buzzi Unicem SpA	28,860	420,848
Capital Property Fund	284,900	335,066
CapitaLand Ltd.	120,000	387,592
Central Pattana PCL	34,900	99,773
Ciputra Development Tbk PT	676,200	63,914
Ciputra Property TBK PT	172,400	12,225
Ciputra Surya TBK PT	44,400	11,635
City Developments Ltd.	9,000	84,955
Cofinimmo	190	22,963
Conwert Immobilien Invest SE	1,950	26,467
Country Garden Holdings Co., Ltd. (b)	1,545,670	823,558
CyrusOne, Inc. (b)	25,997	550,356
Daejan Holdings PLC	250	12,173
Dexus Property Group	61,900	67,477
Duke Realty Corp.	19,650	302,806
Dundee Real Estate Investment Trust	17,330	649,658
Eastern & Oriental Bhd	44,400	21,864
Emira Property Fund	29,400	47,330
Eurobank Properties Real Estate Investment Co.	2,950	21,670
Even Construtora e Incorporadora SA	13,500	66,234
Evergrande Real Estate Group Ltd.	1,255,750	665,158
F&C Commercial Property Trust Ltd.	7,300	11,995
Fastighets AB Balder (b)	4,500	30,633
Filinvest Land, Inc.	548,800	23,453
Fonciere Des Regions	350	29,550
Franshion Properties China Ltd.	499,460	184,298
Gecina SA	250	28,317
Globe Trade Centre SA (b)	8,700	24,229
Glomac Bhd	23,300	6,412
GPT Group	22,610	89,444
Greentown China Holdings Ltd.	11,300	23,371
Growthpoint Properties Ltd.	188,340	530,387
Guangzhou R&F Properties Co., Ltd.	50,460	91,846

Company	Shares	U.S. $ Value
Hamborner REIT AG	1,900	$18,910
Hang Lung Properties Ltd.	92,000	347,411
Helbor Empreendimentos SA	8,500	49,514
Henderson Land Development Co., Ltd.	37,000	265,912
Hysan Development Co., Ltd.	10,000	50,482
ICADE	6,760	596,364
IGB Corp. Bhd	66,400	49,956
IJM Land Bhd	27,700	19,168
IMMOFINANZ AG (b)	13,400	58,704
Intiland Development TBK PT	552,300	19,003
Is Gayrimenkul Yatirim Ortakligi AS	15,000	13,634
Keppel Land Ltd.	10,000	34,407
Kerry Properties Ltd.	9,000	48,712
Kiwi Income Property Trust	21,200	20,387
KLCC Property Holdings Bhd	24,400	49,397
Land & General BHD (b)	46,100	5,712
Land Securities Group PLC	35,222	448,606
LBS Bina Group Bhd	22,500	6,190
LC Corp. SA (b)	17,300	7,281
Lexington Realty Trust	32,690	359,590
Lippo Karawaci TBK PT	1,029,400	108,936
Londonmetric Property PLC	7,000	12,264
Longfor Properties Co., Ltd.	13,900	26,177
LPN Development PCL	580,100	422,138
LPN Development PCL (NVDR)	161,300	117,464
Mah Sing Group Bhd	33,800	24,825
Mapletree Commercial Trust	519,040	559,863
Megaworld Corp.	701,600	58,097
Mitsubishi Estate Co., Ltd.	77,000	1,864,934
Mitsui Fudosan Co., Ltd.	93,000	2,125,895
New World China Land Ltd.	50,800	25,418
New World Development Co., Ltd.	637,000	1,174,879
Nieuwe Steen Investments NV	3,300	28,657
Nomura Real Estate Holdings, Inc.	2,400	43,796
Orco Property Group (b)	1,900	7,041
Pakuwon Jati TBK PT	958,800	27,098
Poly Property Group Co., Ltd. (b)	94,100	72,094
Pruksa Real Estate PCL	37,100	37,324
Quality Houses PCL	198,900	20,544
Redefine Properties Ltd.	155,500	166,714
Regal Real Estate Investment Trust	659,000	192,203
Resilient Property Income Fund Ltd.	16,200	91,389
Robinsons Land Corp.	112,900	59,445
SA Corporate Real Estate Fund Nominees Pty Ltd.	220,460	92,177
Sansiri PCL	160,400	22,269
SC Asset Corp. PCL	13,700	13,898
Sentul City TBK PT (b)	1,280,950	33,584
Shui On Land Ltd.	84,700	41,078
Sino Land Co., Ltd.	38,000	71,048
Sinpas Gayrimenkul Yatirim Ortakligi AS	15,300	12,180
Soho China Ltd.	29,810	26,909
SP Setia Bhd	31,400	31,632
Spirit Realty Capital, Inc.	47,956	933,224
Sponda Oyj	5,400	26,135
Sumitomo Realty & Development Co., Ltd.	36,000	1,097,620
Summarecon Agung TBK PT	307,100	59,618
Sun Hung Kai Properties Ltd.	141,006	2,314,742
Suntec Real Estate Investment Trust	215,000	294,533

Company	Shares	U.S. $ Value
Supalai PCL	729,400	$469,634
Swire Properties Ltd.	230,350	842,092
TAG Immobilien AG	1,650	20,018
Tebrau Teguh Bhd (b)	27,300	8,172
Tecnisa SA	8,000	29,889
Telecity Group PLC	28,847	387,538
Ticon Industrial Connection PCL	22,500	12,601
Tokyu Land Corp.	5,000	35,617
Tokyu REIT, Inc.	5	28,312
Torunlar Gayrimenkul Yatirim Ortakligi AS	8,700	15,440
Unite Group PLC	4,740	21,384
UOL Group Ltd.	142,734	720,916
Vornado Realty Trust	2,840	239,866
Wallenstam AB	1,500	18,688
West Fraser Timber Co., Ltd.	11,240	902,333
Wharf Holdings Ltd.	172,000	1,518,232
Wheelock & Co., Ltd.	94,000	529,085
Wihlborgs Fastigheter AB	1,050	16,819
YTL Land & Development BHD (b)	21,200	6,005
Yuexiu Property Co., Ltd.	371,080	133,087

		29,122,868

Health Care - 1.2%
Chartwell Retirement Residences	51,830	563,822
HCP, Inc.	12,970	601,678
Health Care REIT, Inc.	11,910	748,424
LTC Properties, Inc.	25,320	942,917
Omega Healthcare Investors, Inc.	25,780	658,937
Sabra Health Care REIT, Inc.	14,800	371,332
Senior Housing Properties Trust	30,490	734,504
Ventas, Inc.	8,610	570,757

		5,192,371

		34,315,239

Retail - 5.4%
Regional Mall - 2.1%
BR Malls Participacoes SA	57,040	738,440
CapitaMall Trust	153,000	261,869
CFS Retail Property Trust Group	27,050	56,457
General Growth Properties, Inc.	32,670	637,718
Glimcher Realty Trust	63,994	711,613
Multiplan Empreendimentos Imobiliarios SA	14,880	430,032
Pennsylvania Real Estate Investment Trust	38,250	705,330
Simon Property Group, Inc.	21,911	3,509,704
Westfield Group	197,365	2,303,234

		9,354,397

Shopping Center/Other Retail - 3.3%
Aeon Mall Co., Ltd.	23,200	560,012
Akmerkez Gayrimenkul Yatirim Ortakligi AS	1,600	20,014
Aliansce Shopping Centers SA	23,000	297,874
Atrium European Real Estate Ltd.	3,900	24,089
Capital & Counties Properties PLC	9,620	36,900
Capital Shopping Centres Group PLC	8,350	47,164
CapitaMalls Asia Ltd.	19,900	34,736
Charter Hall Retail REIT	7,250	28,900
Citycon Oyj	85,490	285,656
Corio NV	16,438	797,766

Company	Shares	U.S. $ Value
DDR Corp.	75,860	$1,258,517
Deutsche Euroshop AG	690	29,375
Eurocommercial Properties NV	14,750	587,948
Federation Centres	18,260	44,367
Fortune Real Estate Investment Trust	308,000	274,592
Fountainhead Property Trust	67,200	63,807
Fukuoka REIT Co.	37	290,915
Hammerson PLC	9,050	69,668
Hyprop Investments Ltd.	38,300	306,359
Iguatemi Empresa de Shopping Centers SA	4,600	66,666
Immobiliare Grande Distribuzione	4,382	4,995
Japan Retail Fund Investment Corp.	139	263,380
Kite Realty Group Trust	64,259	388,767
Klepierre	17,970	708,058
Link REIT (The)	156,523	811,737
Mercialys SA	23,660	526,362
Pavilion Real Estate Investment Trust	45,250	21,555
Ramco-Gershenson Properties Trust	33,630	508,486
Retail Opportunity Investments Corp.	46,699	609,422
RioCan Real Estate Investment Trust (Toronto)	6,081	163,883
Shaftesbury PLC	3,190	27,933
Siam Future Development PCL	27,700	6,967
SM Prime Holdings, Inc.	387,800	167,102
Sonae Sierra Brasil SA	1,500	23,012
Tanger Factory Outlet Centers	25,170	891,521
Unibail-Rodamco SE	10,955	2,587,260
Vastned Retail NV	600	27,072
Westfield Retail Trust	386,710	1,295,064

		14,157,901

		23,512,298

Residential - 4.3%
Multi-Family - 3.6%
Advance Residence Investment Corp.	20	41,581
Agile Property Holdings Ltd.	17,790	25,378
Ascott Residence Trust	208,000	232,691
Associated Estates Realty Corp.	55,190	891,318
AvalonBay Communities, Inc.	2,810	364,710
Berkeley Group Holdings PLC (b)	14,080	408,284
BRE Properties, Inc.	3,180	161,798
Brookfield Incorporacoes SA	184,513	312,413
Brookfield Residential Properties, Inc. (b)	42,700	854,427
China Overseas Land & Investment Ltd.	692,240	2,151,454
China Resources Land Ltd.	124,580	378,587
China Vanke Co., Ltd. - Class B	416,544	909,486
Consorcio ARA SAB de CV (b)	66,900	25,046
Corp. GEO SAB de CV (b)	23,600	27,656
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,600	146,298
Desarrolladora Homex SAB de CV (b)	14,600	35,574
Deutsche Wohnen AG	1,860	35,810
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	43,300	76,560
Equity Residential	10,530	583,257
Essex Property Trust, Inc.	2,770	425,971
Ez Tec Empreendimentos e Participacoes SA	3,400	44,221
Gafisa SA (b)	24,800	61,896
Grainger PLC	6,010	11,891
GSW Immobilien AG	15,026	641,180

Company	Shares	U.S. $ Value
JHSF Participacoes SA	4,800	$20,898
KWG Property Holding Ltd.	563,500	430,527
Land and Houses PCL	175,900	66,698
Mirvac Group	337,604	560,333
MRV Engenharia e Participacoes SA	80,100	458,553
NVR, Inc. (b)	830	854,618
Patrizia Immobilien AG (b)	2,060	18,296
PDG Realty SA Empreendimentos e Participacoes	68,500	108,428
Persimmon PLC	30,310	405,172
Property Perfect PCL	306,850	13,480
PulteGroup, Inc. (b)	40,670	843,496
Rodobens Negocios Imobiliarios SA	3,350	23,131
Rossi Residencial SA	167,380	353,024
Rossi Residencial SA - RCT (b)	89,944	190,155
Shenzhen Investment Ltd.	258,380	118,712
Shimao Property Holdings Ltd.	157,260	348,150
Sino-Ocean Land Holdings Ltd.	296,680	237,365
Stockland	428,940	1,542,364
Urbi Desarrollos Urbanos SAB de CV (b)	35,300	20,517
Vista Land & Lifescapes, Inc.	182,900	23,293
Yanlord Land Group Ltd. (b)	13,850	18,031

		15,502,728

Self Storage - 0.4%
Big Yellow Group PLC	3,880	22,769
CubeSmart	37,470	571,417
Extra Space Storage, Inc.	19,850	790,824
Sovran Self Storage, Inc.	8,640	563,674

		1,948,684

Single Family - 0.3%
Fortune Brands Home & Security, Inc. (b)	26,790	877,104
Realogy Holdings Corp. (b)	11,513	515,437

		1,392,541

		18,843,953

Office - 2.5%
Office - 2.5%
Allied Properties Real Estate Investment Trust	12,960	448,156
Allreal Holding AG (b)	400	60,656
Alstria Office REIT-AG	990	12,098
Befimmo SCA Sicafi	350	24,468
Boston Properties, Inc.	5,340	562,195
Brandywine Realty Trust	26,420	336,327
CapitaCommercial Trust	491,000	660,419
Castellum AB	30,220	445,636
Champion REIT	80,500	41,517
Cominar Real Estate Investment Trust	11,637	262,048
Commonwealth Property Office Fund	272,760	316,027
Corporate Office Properties Trust	22,120	585,295
Derwent London PLC	1,320	45,148
Douglas Emmett, Inc.	24,360	568,075
Fabege AB	2,100	22,938
Great Portland Estates PLC	4,400	33,914
Hongkong Land Holdings Ltd.	89,000	696,378
Hufvudstaden AB - Class A	46,196	597,243

Company	Shares	U.S. $ Value
Investa Office Fund	15,700	$49,679
Japan Excellent, Inc.	63	374,451
Japan Prime Realty Investment Corp.	23	65,392
Japan Real Estate Investment Corp.	49	495,445
Kenedix Realty Investment Corp. - Class A	131	513,003
Liberty Property Trust	8,910	349,005
Mack-Cali Realty Corp.	21,600	586,872
Nippon Building Fund, Inc.	95	980,484
Nomura Real Estate Office Fund, Inc.	9	53,094
Norwegian Property ASA	15,400	23,736
NTT Urban Development Corp.	46	45,989
Orix JREIT, Inc.	103	583,376
Parkway Properties, Inc./MD	62,860	995,702
PSP Swiss Property AG (b)	600	57,512
Swiss Prime Site AG (b)	750	63,417
Tokyo Tatemono Co., Ltd.	10,000	46,801
Workspace Group PLC	4,260	22,005

		11,024,501

Lodging - 1.3%
Lodging - 1.3%
Ashford Hospitality Trust, Inc.	89,960	1,042,637
CDL Hospitality Trusts	21,600	35,233
Far East Hospitality Trust (b)	477,000	402,751
Great Eagle Holdings Ltd.	145,000	563,075
Host Hotels & Resorts, Inc.	52,080	874,423
InterContinental Hotels Group PLC	21,802	639,896
Pebblebrook Hotel Trust	21,260	529,587
RLJ Lodging Trust	49,590	1,036,927
Strategic Hotels & Resorts, Inc. (b)	75,340	550,735

		5,675,264

Industrials - 1.1%
Industrial Warehouse Distribution - 1.0%
Ascendas Real Estate Investment Trust	29,000	59,315
Daiwa House REIT Investment Corp. (b)	45	310,022
Global Logistic Properties Ltd.	302,400	673,923
Granite Real Estate Investment (b)	21,060	820,287
Hansteen Holdings PLC	9,350	12,479
Macquarie Mexico Real Estate Management SA de CV (a)(b)	329,180	766,342
Mapletree Industrial Trust	15,740	17,423
Mapletree Logistics Trust	818,300	773,394
ProLogis, Inc.	11,230	448,077
Segro PLC	9,480	37,307
STAG Industrial, Inc.	23,500	463,420
Warehouses De Pauw SCA	350	21,709

		4,403,698

Mixed Office Industrial - 0.1%
BR Properties SA	16,140	209,516
Goodman Group	63,390	297,337

		506,853

		4,910,551

Company	Shares	U.S. $ Value
Food Beverage & Tobacco - 0.4%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	9,000	$256,770
Bunge Ltd.	9,750	776,685
Golden Agri-Resources Ltd.	186,000	95,574
IOI Corp. Bhd	63,700	101,903
Kuala Lumpur Kepong Bhd	14,100	98,478
Wilmar International Ltd.	42,000	129,525

		1,458,935

Total Common Stocks (cost $239,696,839)		263,656,406

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 19.9%
United States - 19.9%
U.S. Treasury Inflation Index
0.625%, 7/15/21 (TIPS)	3,588	4,065,852
1.875%, 7/15/15 (TIPS) (e)(f)	74,998	82,416,172

Total Inflation-Linked Securities (cost $84,893,427)		86,482,024

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
Dow Jones-UBS Commodity Index
Expiration: Mar 2013, Exercise Price: $ 134.00 (b)(g)	85,000	41,982
S&P 500 Index
Expiration: Apr 2013, Exercise Price: $ 1,450.00 (b)(h)	210	464,100

Total Options Purchased - Puts (cost $624,656)		506,082

	Shares
WARRANTS - 0.1%
Equity:Other - 0.1%
Diversified/Specialty - 0.1%
Emaar Properties PJSC, Merril Lynch, expiring 10/01/15 (b)	199,400	264,385

Energy - 0.0%
Coal & Consumable Fuels - 0.0%
Coal India Ltd., Merril Lynch, expiring 11/02/15 (b)	16,210	107,615

Oil & Gas Exploration & Production - 0.0%
Oil & Natural Gas Corp. Ltd., Deutsche Bank AG London, expiring 1/17/17 (b)	20,600	131,475

Company	Shares	U.S. $ Value
		$239,090

Total Warrants (cost $407,590)		503,475

INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
CPN Retail Growth Leasehold Property Fund	66,750	43,849
UK Commercial Property Trust Ltd./Fund	11,250	12,115

Total Investment Companies (cost $47,457)		55,964

SHORT-TERM INVESTMENTS - 10.7%
Investment Companies - 10.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13%(i) (cost $45,992,777)	45,992,777	45,992,777

	Principal Amount (000)
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill Zero Coupon, 2/14/13(e) (cost $299,998)	$300	299,998

Total Short-Term Investments (cost $46,292,775)		46,292,775

Total Investments - 91.4% (cost $371,962,744)(j)		397,496,726
Other assets less liabilities - 8.6%(k)		37,611,471

Net Assets - 100.0%		$435,108,197

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	18	June 2013	$1,946,640	$2,032,920	$86,280
Cocoa Futures	66	March 2013	1,657,917	1,494,773	(163,144)
Copper London Metal Exchange Futures	2	March 2013	404,902	407,550	2,648
Lead Futures	10	March 2013	581,763	607,375	25,612
Lean Hogs Futures	78	April 2013	2,730,622	2,787,720	57,098
Natural Gas Futures	21	March 2013	688,222	701,190	12,968
Nickel Futures	7	March 2013	731,857	768,768	36,911
Platinum Futures	51	April 2013	4,145,746	4,272,270	126,524
Soybean Futures	36	March 2013	2,816,643	2,643,300	(173,343)
Soybean Meal Futures	4	March 2013	174,750	170,560	(4,190)
Sold Contracts
Cattle Feeder Futures	29	March 2013	2,205,938	2,168,475	37,463
Copper London Metal Exchange Futures	9	March 2013	1,830,885	1,833,975	(3,090)

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
Cotton No. 2 Futures	29	March 2013	1,060,019	$1,202,775	(142,756)
Gas Oil Futures	20	March 2013	1,893,554	1,965,500	(71,946)
Gold 100 OZ Futures	17	April 2013	2,829,707	2,825,400	4,307
Heating Oil Futures	6	March 2013	753,964	785,912	(31,948)
Live Cattle Futures	30	April 2013	1,616,997	1,593,600	23,397
Silver Futures	5	March 2013	835,408	783,775	51,633
Sugar 11 Futures	34	March 2013	759,978	715,142	44,836

					$(80,740)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,029	JPY	179,571	3/15/13	$(64,366)
Barclays Bank PLC Wholesale	GBP	6,421	USD	10,278	3/15/13	96,743
Barclays Bank PLC Wholesale	USD	2,063	HKD	15,984	3/15/13	(1,301)
BNP Paribas SA	USD	1,150	EUR	853	3/15/13	8,459
Brown Brother Harriman & Co.	EUR	10,609	USD	13,724	3/15/13	(683,883)
Brown Brother Harriman & Co.	USD	1,589	JPY	139,336	3/15/13	(64,526)
Citibank, NA	USD	814	MXN	10,500	3/15/13	8,464
HSBC Bank USA	NOK	8,201	USD	1,441	3/15/13	(58,059)
HSBC Bank USA	USD	544	SGD	664	3/15/13	(7,241)
JPMorgan Chase Bank, NA	USD	350	ZAR	3,076	3/15/13	(7,829)
Royal Bank of Canada	CAD	6,690	USD	6,762	3/15/13	60,994
Standard Chartered Bank	USD	644	CHF	600	3/15/13	15,822
Standard Chartered Bank	USD	2,113	HKD	16,380	3/15/13	(788)
Standard Chartered Bank	USD	422	JPY	34,445	3/15/13	(44,893)
State Street Bank & Trust Co.	BRL	6,870	USD	3,348	2/04/13	(102,035)
State Street Bank & Trust Co.	USD	3,454	BRL	6,870	2/04/13	(4,423)
State Street Bank & Trust Co.	USD	924	INR	50,591	2/15/13	25,399
State Street Bank & Trust Co.	BRL	6,870	USD	3,444	3/04/13	4,656
State Street Bank & Trust Co.	MXN	18,002	USD	1,400	3/15/13	(9,913)
State Street Bank & Trust Co.	THB	27,621	USD	897	3/15/13	(27,489)
State Street Bank & Trust Co.	USD	1,211	CHF	1,109	3/15/13	8,249
State Street Bank & Trust Co.	USD	13,672	CNY	85,167	3/15/13	(119,289)
State Street Bank & Trust Co.	USD	1,044	IDR	10,096,953	3/15/13	(11,800)
State Street Bank & Trust Co.	USD	861	KRW	931,615	3/15/13	(6,893)
State Street Bank & Trust Co.	USD	850	MYR	2,611	3/15/13	(11,313)
UBS AG	USD	6,308	AUD	6,001	3/15/13	(68,410)
Westpac Banking Corp.	AUD	3,388	USD	3,531	3/15/13	8,232
Westpac Banking Corp.	USD	1,599	AUD	1,521	3/15/13	(17,324)

						$(1,074,757)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (h) (premium received $146,362)	210	$1,350.00	April 2013	$(165,900)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$3,830	3/30/22	2.263%	3 Month LIBOR	$(142,029)
INFLATION (CPI) SWAP CONTRACTS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,000	3/27/18	2.45%	CPI#	$976

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAP CONTRACTS

Receive Total Return on Reference Index	Index	# of Shares or Units	Rate Paid By the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	30,200	0.15%	$8,977	3/15/13	Citibank, NA	$166,282
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	270,000	0.15%	80,259	3/15/13	Credit Suisse International	1,486,629
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	6,582	0.15%	1,957	3/15/13	Credit Suisse International	36,241
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	13,386	0.15%	4,000	3/15/13	Deutsche Bank AG	52,926

Receive Total Return on Reference Index	Index	# of Shares or Units	Rate Paid By the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity ex-Precious Metals	61,605	0.11%	$8,300	3/15/13	Deutsche Bank AG	$182,308
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	140,300	0.16%	41,705	3/15/13	JPMorgan Chase Bank, NA	772,302
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	10,473	0.16%	3,113	3/15/13	JPMorgan Chase Bank, NA	57,650

							$2,754,338

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $1,636,186 or 0.4% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $5,238,100.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $4,344,882.
(g)	One contract relates to 1 share.
(h)	One contract relates to 100 shares.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,300,694 and gross unrealized depreciation of investments was $(5,766,712), resulting in net unrealized appreciation of $25,533,982.
(k)	An amount of U.S. $55,203 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah

INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund-Real Asset Strategy

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$68,164,467		$40,999,458		$	– 0	–	$109,163,925
Materials	24,409,205		30,320,060			22,475		54,751,740
Equity:Other	10,999,262		23,315,977			– 0	–	34,315,239
Retail	11,059,495		12,452,803			– 0	–	23,512,298
Residential	9,727,789		9,116,164			– 0	–	18,843,953
Office	4,875,587		6,148,914			– 0	–	11,024,501
Lodging	4,437,060		1,238,204			– 0	–	5,675,264
Industrials	3,056,796		1,853,755			– 0	–	4,910,551
Food Beverage & Tobacco	1,131,933		327,002			– 0	–	1,458,935
Inflation–Linked Securities	– 0	–	86,482,024			– 0	–	86,482,024
Options Purchased – Puts	– 0	–	506,082			– 0	–	506,082
Warrants	– 0	–	264,385			239,090		503,475
Investment Companies	– 0	–	55,964			– 0	–	55,964
Short–Term Investments:
Investment Companies	45,992,777		– 0	–		– 0	–	45,992,777
U.S. Treasury Bills	– 0	–	299,998			– 0	–	299,998

Total Investments in Securities	183,854,371		213,380,790+			261,565		397,496,726
Other Financial Instruments* :
Assets:
Futures Contracts	509,677		– 0	–		– 0	–	509,677
Forward Currency Exchange Contracts	– 0	–	237,018			– 0	–	237,018
Inflation (CPI) Swap Contracts	– 0	–	976			– 0	–	976
Total Return Swap Contracts	– 0	–	2,754,338			– 0	–	2,754,338
Liabilities:
Futures Contracts	(590,417)		– 0	–		– 0	–	(590,417)
Forward Currency Exchange Contracts	– 0	–	(1,311,775)			– 0	–	(1,311,775)
Put Options Written	– 0	–	(165,900)			– 0	–	(165,900)
Interest Rate Swap Contracts	– 0	–	(142,029)			– 0	–	(142,029)

Total ^(a)	$183,773,631		$214,753,418			$261,565		$398,788,614

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.
(a)	An amount of $77,689,497 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials		Warrants		Inflation (CPI) Swap Contracts
Balance as of 10/31/12	$22,490		$207,113			$(5,724)
Accrued discounts/(premiums)	– 0	–	– 0	–		– 0	–
Realized gain (loss)	– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(15)		31,977			– 0	–
Purchases	– 0	–	– 0	–		– 0	–
Sales	– 0	–	– 0	–		– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		5,724

Balance as of 1/31/13+	$22,475		$239,090		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(15)		$31,977		$	– 0	–

	Total
Balance as of 10/31/12	$223,879
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	31,962

Purchases	- 0	-
Sales	- 0	-
Transfers in to Level 3	- 0	-
Transfers out of Level 3	5,724

Balance as of 1/31/13	$261,565

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$31,962

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2013